As filed with the SEC on March 26, 2002


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 33-2659
                ---------


Pre-Effective Amendment No.

Post-Effective Amendment No.   47
                             -------


                                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 1940 Act File No. 811-4556


Amendment No.                  49
                             ------


                        (Check appropriate box or boxes.)

                                IDEX MUTUAL FUNDS
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716
-------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

      John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068)
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

[X] On March 27, 2002 pursuant to paragraph (a)(2) of Rule 485.

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  PLEASE NOTE:

              This filing is for IDEX Protected Principal only and
                  Does not impact the other operating series of
                                IDEX Mutual Funds

IDEX Mutual Funds ("Fund") consists of 38 individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) (see back cover).

In addition, we suggest you contact your financial professional or an IDEX customer service representative, who will assist you.


TO HELP YOU UNDERSTAND...


In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(BULLSEYE ICON)
        The target directs you to a fund's goal or objective.


(CHESSPIECE ICON)
        The chess piece indicates discussion about a fund's strategies.


(WARNING SIGN ICON)
        The warning sign indicates the risks of investing in a fund.


(GRAPH ICON)
        The graph indicates investment performance.


(DOLLAR SIGN ICON)
        The dollar sign indicates fees and expenses you may incur.


(QUESTION MARK ICON)
        The question mark provides additional information about the Fund or may direct you to sources for further information.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

 IDEX MUTUAL FUNDS

TABLE OF CONTENTS


-PRINCIPAL PRESERVATION FUND
  Protected Principal Stock..................    2
EXPLANATION OF STRATEGIES AND RISKS..........    6
HOW THE IDEX FUNDS ARE MANAGED AND
  ORGANIZED..................................    8
SHAREHOLDER INFORMATION......................    9
- Opening an Account.........................    9
- How to Sell Shares.........................    9
- How to Exchange Shares.....................    9
- Other Account Information..................   10
PERFORMANCE INFORMATION......................   18
- Total Return...............................   18
DISTRIBUTION ARRANGEMENTS....................   19
APPENDIX A...................................

IDEX PROTECTED PRINCIPAL STOCK

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX PROTECTED PRINCIPAL STOCK IS TO SEEK TOTAL RETURN. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Gateway Investment Advisers, L.P. (Gateway) seeks to achieve this objective by investing at least 80% of the fund's assets in:

- STOCKS

The fund seeks to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. Historically, investments in equities have produced higher rates of return than fixed income investments. While providing higher returns, equity investments tend toward greater fluctuations in value over time, thus being significantly more volatile than fixed income investments. The fund undertakes active measures to reduce equity volatility while investing almost all of its assets in equities.


The fund invests primarily in the 500 stocks included in the S&P 500 index, and in virtually the same proportion as the index. It then writes call options on the index rather than on individual stocks included in the index in its portfolio. Selling index call options reduces the fund's volatility, provides a steady cash flow, and is the fund's primary source of return. Additionally, the fund buys index put options that can protect the fund from a significant market decline over a short period of time. Put options generally increase in value as stock prices decrease. Gateway attempts to maintain a high correlation between the composition of the portfolio and the index. The portfolio may also invest in short-term securities. The combination of the indexed stock portfolio, the steady cash flow from the sale of index call options, and the downside protection from index put options is designed to provide the fund with fairly consistent returns over a wide range of fixed income and equity market environments.


OFFERING PERIOD

This fund has a calendar quarterly access for new purchases. Each quarter will have an Offering Period of approximately three months. Each Offering Period will start on the first business day on or following the fourth calendar day of the calendar quarter. Each Offering Period will end on the first business day on or preceding the fourth calendar day preceding the end of the calendar quarter. Investment into the fund will occur on the first business day of the calendar quarter following each Offering Period (Investment Date).


The INITIAL OFFERING PERIOD will run from April   , 2002 through June 27, 2002.
All orders to purchase shares during the Offering Period must be received no later than June 27, 2002.


Shares of the Fund will then be only offered during the Offering Period except in connection with reinvestment of dividends and any distributions. Please see "Shareholder Information" for a description of the Offering Period.

GUARANTEE

The fund's adviser, AEGON/Transamerica Fund Advisers, Inc. (ATFA), guarantees that the value of each shareholder's account five years after the end of the Offering Period (Guarantee Maturity Date) will be no less than the value of that shareholder's account as of the Investment Date, less certain expenses (Guarantee) provided no shares have been redeemed. Please see the "Shareholder Information" section of this prospectus for further information on the Guarantee.

STEP-UP

Starting July 1, 2003 and then thereafter annually, current shareholders of the Fund may elect to "step-up" or "bank" their increased account value for purposes of the Guaranteed Amount. By electing this option, a shareholder will change the amount in his or her account that is guaranteed. The new Guaranteed Amount will be the account value at the close of business on the step-up date. If you elect the "step-up" option, then a new Guarantee Period will start effective on the step-up date.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down if you redeem before the Guarantee Maturity Date.


- OPTION STRATEGY RISK



When the fund sells index call options, it receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the fund purchases index put options, it risks the loss of the cash paid for the options. Under certain circumstances, the fund may not own any put options, resulting in increased risk during a market decline.


- MARKET RISK

The fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here and abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate.

YOU MAY LOSE MONEY IF YOU REDEEM THIS FUND BEFORE THE END OF THE GUARANTEE
PERIOD!

- INVESTOR PROFILE

This fund may be appropriate for the investor who has an investment time horizon of at least 5 years and is a conservative investor who seeks potential for growth but places a premium on capital preservation.
(GRAPH ICON)
        PAST PERFORMANCE


Because the fund commenced operations in 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                1.30%   1.30%   1.30%   1.30%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses (c)             2.70%   2.70%   2.70%   2.70%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             4.35%   5.00%   5.00%   4.90%
EXPENSE REDUCTION (D)          2.10%   2.10%   2.10%   2.10%
                                 --------------------------
NET OPERATING EXPENSES         2.25%   2.90%   2.90%   2.80%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) Because the fund will commence operations in April 2002, the "Other expenses" are estimates.

(d) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.90%, excluding 12b-1 fees.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 10.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $766    $1,616
    B          $793    $1,614
    C          $293    $1,314
    M          $479    $1,373
------------------------------


If the shares are not redeemed:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $766    $1,616
    B          $293    $1,314
    C          $293    $1,314
    M          $380    $1,373
------------------------------

DEFINITIONS AND HOW THE FUND WILL OPERATE



The fund will generally operate in such a way that investments may be made into the fund approximately four times per year (once per quarter). You may subscribe for shares at other times during the year (during an "Offering Period") at which time your money will be invested in IDEX Transamerica Money Market (money market) shares while waiting for the upcoming fund investment date (when your funds will be switched into the fund according to the fund's quarterly cycles).



Your money market investment will earn any dividends paid by that fund while you own those shares.



You may redeem money market shares at any time while you hold them during an offering period at the money market fund's net assets value (NAV), less any applicable CDSC charges, but your remaining money market investment intended to be invested in to the fund on the Investment Date must be sufficient to meet the fund's initial investment minimums ($5,000 for non-qualified accounts, $2,000 for tax-qualified accounts such as IRAs). Further, you may redeem shares of the fund at any time at NAV, less any applicable CDSC charges.



The fund's adviser provides a guarantee against market declines of your investment as of a specific date, subject to various conditions described below. Specific terms of your investment in this fund are described below.



OFFERING PERIOD



The Offering Period is the time during which you may subscribe for shares of the fund.



An Offering Period generally begins on the fourth day after the beginning of each calendar quarter (or next business day thereafter) and ends four days prior to the end of that calendar quarter. The first business day of the subsequent calendar quarter represents an Investment Date. Orders to purchase shares are accepted only during an Offering Period or on an Investment Date. During an Offering Period, your purchase will be invested in shares of IDEX Transamerica Money Market. You may redeem money market shares purchased during the Offering Period at any time up until the Investment Date.



On the Investment Date, all investments received during the preceding Offering Period as well as any valid orders received for the fund on the Investment Date will be invested into your account in the fund. The Investment Date also represents the start of the Guarantee provision; this Guarantee Period lasts five years and ends on the Guarantee Maturity Date.



The fund will continue to operate in this continuous quarterly offering/investment cycle.



THE GUARANTEE



While the fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Guarantee provides protection against a falling equity marketplace. The fund's adviser, AEGON/Transamerica Fund Advisers Inc. (ATFA), guarantees that if your account value at the Guarantee Maturity Date is less than the then current Guaranteed Amount at that date, this shortfall will be credited to your account to bring it up to the Guaranteed Amount as of that date. The Guarantee Period is the 5-year period ending on the Guarantee Maturity Date.



ATFA's guarantee to the fund's shareholders is supported financially by an agreement with an affiliated insurance company, Peoples Benefit Life Insurance Company (Peoples Benefit), whereby Peoples Benefit guarantees payment of ATFA's obligations to shareholders under the Guarantee. ATFA pays Peoples Benefit a fee at the annual rate of 0.50% of the fund's average daily net value for this financial support. ATFA pays this fee out of its own assets.



THERE ARE CONDITIONS TO THIS GUARANTEE AND YOUR GUARANTEED AMOUNT CAN INCREASE OR DECREASE DUE TO CERTAIN EVENTS DESCRIBED BELOW.



The Guaranteed Amount is initially equal to the value of your account on the Investment Date. You must reinvest any fund dividends and distributions in additional fund shares since the cash distribution option is not available for this fund.



YOUR GUARANTEED AMOUNT IS REDUCED BY ANY REDEMPTIONS YOU MAKE FROM YOUR FUND ACCOUNT DURING A GUARANTEE PERIOD(S) AS WELL AS INSTANCES WHERE THE FUND INCURS EXPENSES NOT COVERED BY THE EXPENSE LIMITATION AGREEMENT. (THE EXPENSE LIMITATION INCLUDES NORMAL OPERATING EXPENSES, INCLUDING INVESTMENT ADVISORY FEES, BUT EXCLUDES INTEREST, TAXES, BROKERAGE FEES, COMMISSIONS, AND EXTRAORDINARY CHARGES.)



The Guaranteed Amount can be increased under the Step-Up Election. If your account value is greater than the current Guaranteed Amount on the Step-Up Date, you may elect to "step-up" or "bank" this increased value. This election is available only once per year on the Step-Up Date which is expected to be July 1 (or the next business day thereafter) of each year beginning in 2003. If you make this election, you agree to start a new 5 year Guarantee Period ending on the new Guarantee Maturity Date (5 years after the Step-Up Date).



In summary, if you maintain your fund investment through the Guarantee Maturity Date and make no redemptions, you will be entitled to the value of your account on the Guarantee Maturity Date plus any shortfall between your account value and the then current Guaranteed Amount on that date less any fund expenses not covered by the Guarantee. Your applicable account value will be redeemed on the Guaranteed Maturity Date. You may elect to receive the redemption proceeds plus any shortfall or elect to invest the amounts in another IDEX fund. If you make no election, the amounts will be invested in the corresponding class of IDEX Transamerica Money Market.



EXAMPLE. Assume you submit an application to purchase Class A shares of the fund during an Offering Period in the amount of $21,200. Your money is therefore invested in IDEX Transamerica Money Market Class A at the public offering price. After deducting the 5.50% sales load, $20,000 is your money market initial account value. Assume $70 in dividends is reinvested into your money market account up until the Investment Date; your money market account is now worth $20,070 at the end of the Offering Period. This is your Guaranteed Amount that will be invested in your fund account as of the Investment Date.



Assume further that your account value has increased to $22,000 due to growth in your fund's price (market appreciation) as of the Step-Up Date in 2003. If you so elect, you may elect to "step-up" your Guaranteed Amount to $22,000 (assuming no redemptions and expense adjustments under the Expense Limitation Agreement) upon proper notice to IDEX. Your Guarantee Period has restarted to end 5 years after this Step-Up event (which would be July 1, 2008), and your Guaranteed Amount is now $22,000.



See the SAI for more details on the Guarantee and the Expense Limitation Agreement.



ALTHOUGH YOU MAY REDEEM some of your fund shares at current market value at any time, any such redemptions will reduce your Guaranteed Amount to which you are entitled as would any fund expenses not covered by the Expense Limitation Agreement. Fund dividends and distributions are required to be reinvested into your account. If you redeem all of your fund shares prior to the Guarantee Maturity Date, you are not entitled to any claim under this Guarantee. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a CDSC.



Your Guarantee Amount will include each dividend and any distributions paid by the fund. Shareholders' Guarantee Amounts will be reduced by any redemption from the fund. You may obtain your Guarantee Amount by calling (888) 233-IDEX (4339).

EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION


In this section you will find a description of the risks of both principal and non-principal investments of the fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.


(CHESSPIECE ICON)
        DIVERSIFICATION. The 1940 Act classifies investment companies as either diversified or non-diversified.


Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.


- As a fundamental policy, with respect to 75% of the total assets of a fund, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.


- As a fundamental policy with respect to 75% of the total assets of a fund, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.


(CHESSPIECE ICON)

        CONCENTRATION. The fund will not invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.


(WARNING SIGN ICON)
        INVESTING IN COMMON STOCKS. Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.

(WARNING SIGN ICON)

        VOLATILITY. The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.



- SELLING INDEX CALL OPTIONS. Selling call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.



-PURCHASING INDEX PUT OPTIONS. The fund risks losing all or part of the cash paid for purchasing index put options.



-CLOSING OPTION TRANSACTIONS. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the fund's option strategies.



(WARNING SIGN ICON)



          PORTFOLIO TURNOVER. The fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for the fund, although certain tax rules may restrict the fund's ability to sell securities when the security has been held for less than three months. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for the fund. The fund ultimately passes these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

(QUESTION MARK ICON)


          INVESTMENT STRATEGIES. The fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. The fund is not under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the fund to other risks and considerations, which are discussed in the fund's SAI.



(WARNING SIGN ICON)



          VARIOUS INVESTMENT TECHNIQUES. Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the fund's portfolio of investments and are not used for leverage. Use of such strategies may result in the fund manager's failure to achieve the fund's goals. Also, limiting losses in this manner may cap possible gains.



(WARNING SIGN ICON)



          TEMPORARY DEFENSIVE STRATEGIES. For temporary defensive purposes, the fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when the fund assumes a temporary defensive position it may not be able to achieve its investment objective.

HOW THE IDEX FUNDS ARE MANAGED AND ORGANIZED

IDEX Mutual Funds is run by a Board of Trustees.


The assets of the fund are managed by an investment adviser, who in turn selects a sub-adviser, who has hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the Trustees and officers of the Fund in the SAI.



AEGON/TRANSAMERICA FUND ADVISERS, INC. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser to the Fund.


The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in the table below.


ATFA is a wholly-owned subsidiary of Western Reserve Life Assurance Co. of Ohio (Western Reserve), and Western Reserve is a wholly-owned subsidiary of First AUSA Life Insurance Company (First AUSA). First AUSA is a stock life insurance company and is wholly-owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.


AEGON/Transamerica Series Fund, Inc. (ATSF) received an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits the Fund and the investment adviser, AEGON/Transamerica Fund Advisers, Inc., subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

The Order was issued to ATSF and is applicable to all open-end management investment companies advised by the adviser, or a person controlling, controlled by, or under common control with the adviser. ATSF and IDEX are affiliates and both are advised by the same adviser, thus the Order includes both ATSF and IDEX. IDEX will also refer to this Order for any of the transactions listed above.


Gateway serves as sub-adviser for IDEX Protected Principal Stock.



                                 ADVISORY FEES



                                         IDEX
AVERAGE DAILY                          PROTECTED
NET ASSETS                          PRINCIPAL STOCK
---------------------------------------------------
First $100 million                       1.30%
---------------------------------------------------
over $100 million                        1.25%
---------------------------------------------------



Day-to-day management of the investments in the fund is the responsibility of the fund manager. The fund manager for the fund is:



FUND MANAGER


J. PATRICK ROGERS, CFA, serves as manager of this fund. Mr. Rogers joined Gateway Investment Advisers, Inc., general partner of Gateway Investment Advisers, L.P., in 1989 and has been its president and a member of its board of directors since 1995. He has managed the portfolio of the Gateway Fund since 1997, having served as co-portfolio manager from 1994 through 1996. He has been manager of the Gateway VIT, and Cincinnati Funds since inception. In addition, he is president of the Gateway Variable Insurance Trust, and is president and a trustee of The Gateway Trust. Gateway has provided investment advisory services since 1977.

SHAREHOLDER INFORMATION

(QUESTION MARK ICON)
        OPENING AN ACCOUNT


If you are opening an account through a registered representative, he or she can assist you with all phases of your investment.


If you are investing through an authorized dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, you do not need additional documentation.

The Fund or its agents may reject a request for purchase of shares at any time, including any purchase under the exchange privilege.

NEW ACCOUNT APPLICATION

Fill out the New Account Application form which is included in this prospectus. IRAs and other retirement accounts require a different application, which you can request by calling 1-888-233-IDEX (4339) or visiting www.idexfunds.com. You can avoid future inconvenience by signing up for any services you think you may later use.

Note: On your application, be sure to include your social security number or taxpayer identification number. If you don't, your account may be subject to backup withholding, or be closed.


There are many ways that you can pay for your shares. The fund's minimum initial purchase for non-qualified accounts is $5,000 and $2,000 for qualified accounts. The fund does not allow additional purchases through an Automated Investment Plan.


The Securities and Exchange Commission (SEC) is taking an active interest in money laundering because money laundering presents a serious risk to the soundness of financial markets, opens financial service firms to criminal liability, and can ruin the reputation of implicated firms. Therefore, IDEX does not accept cashier's checks, money orders or travelers checks.
(QUESTION MARK ICON)
        SHARE TRANSACTIONS

Depending on privileges established on your account, you may buy, sell or exchange shares in several ways. You may do so in writing, by phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.
(QUESTION MARK ICON)
        HOW TO SELL SHARES

Your request to sell your shares and receive payment may be subject to:


- the privileges or features established on your account such as telephone transactions


- the type of account you have, and if there is more than one owner
- the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee

- a written request or signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

There are several ways to request redemption of your shares:

- in writing (by mail or fax)

- by internet access to your account(s) at www.idexfunds.com

- by telephone request using our touch-tone automated system, IDEX InTouch(SM), or by a person-to-person verbal request

The proceeds of your redemption may be paid by check, or by direct deposit to your bank account subject to any restrictions that may be applicable. Purchases will be held at IDEX until your funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.


Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

(QUESTION MARK ICON)
        HOW TO EXCHANGE SHARES


You can exchange purchases from other IDEX funds into IDEX Protected Principal Stock but they are subject to the $5,000 minimum for non-qualified accounts and $2,000 for qualified accounts).



You can exchange shares from IDEX Protected Principal Stock to another IDEX fund subject to a minimum exchange amount of $500.



Any CDSC will be calculated from the date you bought your original shares. This means your new shares will be the same age as your old shares, so your sales charge will not increase because of the exchange.



Prior to making exchanges into another IDEX fund that you do not own, read the prospectus of that fund carefully. You can request share exchanges over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one fund to another.

SPECIAL SITUATIONS FOR EXCHANGING SHARES



- You may not exchange shares of the fund for Class T shares of IDEX Janus
  Growth.


- The Fund reserves the right to modify or terminate the exchange privilege at any time upon 60 days written notice.


- Exchanges to IDEX Protected Principal Stock are limited to calendar quarterly openings as stated in this prospectus.


MARKET TIMING/EXCESSIVE TRADING

THE FUND DOES NOT PERMIT MARKET TIMING OR EXCESSIVE TRADING AND HAVE ADOPTED SPECIAL POLICIES TO DISCOURAGE THIS ACTIVITY. IF YOU WISH TO ENGAGE IN SUCH PRACTICES, WE REQUEST YOU DO NOT ATTEMPT TO PURCHASE SHARES OF ANY OF THE FUNDS.

Some investors try to profit from various short-term or frequent trading strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including the long-term investors who do not generate these costs.


The exchange privilege is not intended as a vehicle for short-term or excessive trading. The fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) will be considered excessive trading, although each Fund reserves the right to impose restrictions even if there are less frequent transactions.



Specifically, the fund reserves the right to reject any request to purchase or exchange shares that it determines may be disruptive to efficient fund management and harmful to existing shareholders. Such a request could be rejected because of the timing of the investment or because a history of excessive trading by the shareholder or accounts under common control.

(QUESTION MARK ICON)
        OTHER ACCOUNT INFORMATION

MINIMUM PURCHASES


- $2,000 for qualified accounts



- $5,000 for non-qualified accounts


If your check, draft or electronic transfer is returned unpaid by your bank, the Fund may charge a $15 fee.

PRICING OF SHARES


The fund's price (NAV) is calculated on each day the New York Stock Exchange
(NYSE) is open for business.


The NAV of fund shares is not determined on days the NYSE is closed (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.


If the Fund receives your order by regular closing time of the NYSE (usually 4 p.m. New York time), you will pay or receive that day's NAV plus any applicable sales charges. If later, it will be priced based on the next day's NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed. (It is anticipated that this fund will be offered on a quarterly basis.)


In determining NAV, each fund's portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees.

MINIMUM ACCOUNT BALANCE

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, the Fund reserves the right to close such accounts. However, the Fund will provide a 60-day notification to you prior to assessing a minimum account fee, or closing any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

- accounts opened within the preceding 24 months

- accounts owned by individuals which, when combined by social security number, have a balance of $5,000 or more

-----------------------------------------------------
ACCOUNT BALANCE                    FEE ASSESSMENT
-----------------------------------------------------
If your balance is below       $10 fee assessed every
$500 due to redemptions        6 months, until
                               balance reaches $500
If your balance is below       Your account will be
$250, due to redemptions       charged a fee and be
                               liquidated; any
                               applicable CDSC will
                               be deducted, and a
                               check will be mailed
                               to the address of
                               record
-----------------------------------------------------

TELEPHONE TRANSACTIONS


The Fund and Idex Investor Services, Inc. (IIS or IDEX) are not liable for complying with telephone instructions which are deemed by them to be genuine. The Fund and IIS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where the Fund or IIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. The Fund has the right to modify the telephone redemption privilege at any time.

Telephone redemption with payment by check is not allowed within 10 days of a change of registration/ address. Call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI for details. You may redeem up to $50,000 worth of shares by phone and get your money by direct deposit to a pre-authorized bank account. No fee is charged.

PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by IDEX. Your financial professional will answer any questions that you may have regarding such fees.

REDEMPTIONS TRANSACTIONS PAID BY BANK WIRE

In most cases, the Fund can send your redemption money via a federal funds bank wire. The Fund charges a $10 fee for this service, in addition to any fee your bank may charge. For more details, call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI.

REINVESTMENT PRIVILEGE


Within a 90 day period after you sell your shares, you have the right to "reinvest" your money in the same class if there is an Offering Period during the 90 day reinvestment period. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. Send your written request to the Fund along with your check for your reinvestment privileges.


STATEMENTS AND REPORTS

The Fund will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify IDEX in writing of any error or you will be deemed to have ratified the transaction as reported to you. If you are enrolled in the Automatic Investment Plan and invest on a monthly basis, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.


Financial reports for the fund, which include a list of the holdings, will be mailed twice a year to all shareholders.


A Historical Statement may be ordered for transactions of prior years.

SHARE CERTIFICATES

The Fund does not issue share certificates. If you are redeeming or exchanging shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered mail, but do not endorse them.

PERSONAL SECURITIES TRADING


The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy that has been adopted by the Board of Trustees of the Fund. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect the Fund.

(QUESTION MARK ICON)
        DISTRIBUTIONS AND TAXES


The fund intends to elect and qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the fund will not be subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.



TAXES ON DISTRIBUTIONS FROM THE FUND


The following summary does not apply to:


- qualified retirement accounts; or



- tax-exempt investors.


Fund distributions are taxable to you as ordinary income to the extent they are attributable to a fund's net investment income, certain net realized foreign exchange gains, and net short-term capital gains. They are taxable to you as long-term capital gain (at the federal maximum rate of 20%) to the extent they are attributable to the fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been a shareholder of the fund and whether you elect to reinvest distributions or receive cash. Certain distributions paid by a fund in January may be taxable to shareholders as if they were received on the prior December 31. The tax status of dividends and distributions for each calendar year will be detailed in your annual tax statement or tax forms from the Fund.

DISTRIBUTIONS FROM IDEX PROTECTED PRINCIPAL STOCK


Distributions from the fund are required to be reinvested.



TAXES ON THE SALE OF SHARES


Any sale or exchange or redemption of fund shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement or other tax- advantaged account). You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares based upon the difference between your cost (basis) in the shares and the amount you receive for them. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

If you receive an exempt-interest dividend on shares that are held by you for six months or less, any loss on the sale or exchange of the shares will be disallowed to the extent of such dividend amount.

WITHHOLDING TAXES

The Fund will be required to withhold 31% of any reportable income payments made to a shareholder (which may include dividends, capital gain distributions, and share redemption proceeds) if the shareholder has not provided an accurate taxpayer identification number to the Fund in the manner required by IRS regulations.

UNCASHED CHECKS ISSUED ON YOUR ACCOUNT

If any check we issue related to your account is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your open account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from CASH to REINVEST. Interest does not accrue on amounts represented by uncashed checks.

MINIMUM DIVIDEND CHECK AMOUNTS

To control costs associated with issuing and administering dividend checks, we reserve the right to not issue checks under a specified amount. For accounts with the CASH BY CHECK dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued, though the account option for future distributions will remain unchanged, subject to the preceding paragraph.

NON-RESIDENT ALIEN WITHHOLDING

If you are a non-U.S. investor, your financial professional should determine whether Fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends, capital gains and redemptions may be subject to non-resident alien withholding.

Additionally, a valid IRS W-8 form is required if you are not a U.S. citizen or resident alien. Documentary evidence may also be required if a U.S. address is indicated or if your permanent address is not the same as your mailing address. Please see the instructions on one of the new series of IRS W-8 forms.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from the Fund. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

            HOW TO BUY SHARES                      TO OPEN A NEW ACCOUNT (FIRST-TIME IDEX INVESTORS)
----------------------------------------------------------------------------------------------------------

 BY MAIL                                      Send your completed application and check payable to:
   (ICON)                                     Idex Investor Services, Inc., P.O. Box 9015, Clearwater,
                                              Florida 33758-9015;
                                              For Overnight Delivery: 570 Carillon Parkway, St.
                                              Petersburg, Florida 33716
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 The dealer is responsible for opening your account and
                                              providing IDEX with your Taxpayer ID Number. The minimum
   (ICON)                                     order from an authorized dealer is $2,000 for a qualified
                                              account and $5,000 for a non-qualified account.
----------------------------------------------------------------------------------------------------------
                                              TO ADD TO YOUR EXISTING ACCOUNT
----------------------------------------------------------------------------------------------------------
 BY CHECK                                     Make your check payable to Idex Investor Services, Inc. and
   (ICON)                                     mail it to: P.O. Box 9015, Clearwater, FL 33758-9015; or,
                                              for overnight delivery: 570 Carillon Parkway, St.
                                              Petersburg, FL 33716. Third party checks, or checks endorsed to IDEX, will not be accepted. All checks must be made
                                              payable to Idex Investor Services, Inc. IDEX will not accept cashier's checks, money orders, traveler's checks or cash.
----------------------------------------------------------------------------------------------------------
 BY TELEPHONE                                 The electronic funds transfer privilege must be established
   (ICON)                                     in advance, when you open your account, or by adding this
                                              feature to your existing account. Select "Electronic Bank
                                              Link" on the Application or write to the Fund. Funds can
                                              then be transferred electronically from your bank to the
                                              Fund. Call IDEX Customer Service to invest by phone, either through our automated IDEX InTouch(SM) system
                                              (1-888-233-IDEX (4339)), or by speaking directly with your representative. Shares will be purchased via electronic
                                              funds when the money is received by IDEX, usually 2-4
                                              business days after the request.
----------------------------------------------------------------------------------------------------------
 THROUGH AUTHORIZED DEALERS                   If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to
   (ICON)                                     place your order. The dealer's bank may charge you for a
                                              wire transfer. (The Fund currently does not charge for this service.) The Fund must receive your payment within three
                                              business days after your order is accepted.
----------------------------------------------------------------------------------------------------------
 BY THE INTERNET                              You may request a transfer of funds from your bank account
   (ICON)                                     to the Fund. Visit our website at www.idexfunds.com. Payment will be transferred from your bank account electronically.
                                              Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the
                                              request.
----------------------------------------------------------------------------------------------------------
 BY WIRE TRANSFER                             Request that your bank wire funds to the Fund. You must have an existing account to make a payment by wire transfer. Ask
   (ICON)                                     your bank to send your payment to:
                                              Bank of America, NA, Tampa, FL, ABA# 063100277,
                                              Credit: Idex Investor Services Acct #: 3601194554,
                                              Ref: Shareholder name, IDEX fund and account numbers.
----------------------------------------------------------------------------------------------------------

          TO RECEIVE PAYMENT BY                              HOW TO REQUEST YOUR REDEMPTION
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT -- ACH                        Call IDEX Customer Service (1-888-233-IDEX (4339)) to verify
   (ONLY FOR ACCOUNTS THAT ARE NOT            that this feature is in place on your account. Maximum
   QUALIFIED RETIREMENT PLANS)                amount per day is the lesser of your balance or $50,000.
   (ICON)                                     Request an "ACH redemption" in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
                                              person-to-person), or by internet access to your account.
                                              Payment should usually be received by your bank account 3-5 banking days after your request. The Fund does not charge
                                              for this payment option. Certain IRAs and Qualified Plans
                                              may not be eligible for ACH redemptions.
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT                               Call IDEX Customer Service (1-888-233-IDEX (4339)) to be
   (ELECTRONIC FUNDS TRANSFER-FEDERAL         sure this feature is in place on your account. Maximum
   FUNDS BANK WIRE)                           amount per day is the lesser of your available balance or
                                              $50,000 (with a minimum of $1,000). Request an "Expedited
   (ICON)                                     Wire Redemption" in writing, or by phone (person-to-person request). Payment should be received by your bank account
                                              the next banking day after your request. The Fund charges
                                              $10 for this service. Your bank may charge a fee as well.
----------------------------------------------------------------------------------------------------------
 CHECK TO THE ADDRESS OF RECORD               WRITTEN REQUEST:
                                              Send a letter requesting a withdrawal to the Fund and
   (ICON)                                     include any share certificates you may have. Specify the
                                              fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Idex Investor Services, P.O.
                                              Box 9015, Clearwater, FL 33758-9015. Attention: Redemptions.
                                              Be sure to include all account owners' signatures and any
                                              additional documents, as well as a signature guarantee(s) if required (see "How To Sell Shares").
                                              TELEPHONE OR INTERNET REQUEST:
                                              If your request is not required to be in writing (see "How
                                              To Sell Shares"), you may call IDEX Customer Service
                                              (1-888-233-IDEX (4339)) and make your request using the
                                              automated IDEX InTouch(SM) system (1-888-233-IDEX (4339)), by person-to-person, or by accessing your account on the
                                              internet. Maximum amount per day is the lesser of your
                                              available balance or $50,000.
                                              For your protection, if an address change was made in the
                                              last 10 days, IDEX requires a redemption request in writing, signed and signature guaranteed by all shareholders.
----------------------------------------------------------------------------------------------------------
 CHECK TO ANOTHER PARTY/ADDRESS               This request must be in writing, regardless of amount, with all account owners' signatures guaranteed. Mail to: Idex
   (ICON)                                     Investor Services, Inc., P.O. Box 9015, Clearwater, FL
                                              33758-9015. Attention: Redemptions.
----------------------------------------------------------------------------------------------------------
 BY EXCHANGE                                  You may request an exchange in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
   (ICON)                                     person-to-person), or by accessing your account through the internet.
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 You may redeem your shares through an authorized dealer.
                                              (They may impose a service charge.) Contact your Registered
   (ICON)                                     Representative or call IDEX Customer Service (1-888-233-IDEX
                                              (4339)) for assistance.
----------------------------------------------------------------------------------------------------------
 NOTE: Purchases must be held at IDEX until the funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.
----------------------------------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


The Fund offers four share classes, each with its own sales charge and expense structure.


The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.

If you are investing a large amount and plan to hold your shares for a long period, Class A or Class M shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 6 years) or Class C shares (if you plan to invest for a period of less than 6 years).

The Fund may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

CLASS A SHARES -- FRONT LOAD


With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.) You may pay an initial sales charge on IDEX Transamerica Money Market purchases in conjunction with subscription purchases of the fund.



If you are investing $1 million or more (either as a lump sum or through any of the methods described above), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC.





------------------------------------------------------------------------------------------------------
    CLASS A SHARES -          CLASS B SHARES -          CLASS C SHARES -          CLASS M SHARES -
       FRONT LOAD                BACK LOAD                 LEVEL LOAD                LEVEL LOAD
------------------------------------------------------------------------------------------------------

- Initial sales charge    - No up-front sales       - No up-front sales       - Initial sales charge
  of 5.50% (including       charge                    charge                  of 1.00%
  purchases of IDEX
  Transamerica Money      - Deferred sales charge   - No deferred sales       - 12b-1 distribution and
  Market in conjunction     of 5.00% or less on       charge                    service fees of 0.90%
  with purchases of the     shares you sell within                              per year
  fund)                     5 years (see deferred   - 12b-1 distribution and
                            sales charge table        service fees of 1.00%   - Deferred sales charge
- Discounts of sales        below)                                              of 1.00% if you sell
  charge for larger                                 - No conversion to Class    within 18 months of
  investments (see Class  - 12b-1 distribution and    A shares; expenses do     purchase
  A Share Quantity          service fees of 1.00%     not decrease
  Discounts Table)                                                            - Automatic conversion
                          - Automatic conversion                                to Class A Shares
- 12b-1 distribution and    to Class A shares                                   after 10 years,
  service fees of 0.35%     after 8 years,                                      reducing future annual
                            reducing future annual                              expenses
- Lower annual expenses     expenses
  than Class B, C or M
  shares due to lower
  12b-1 distribution and
  service fees
------------------------------------------------------------------------------------------------------

CLASS B SHARES -- BACK LOAD


Class B shares are sold in amounts up to $250,000. With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for five years or less, as described in the table below.


Class B shares automatically convert to Class A shares after 8 years, lowering annual expenses from that time on.
               CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES


                                            AS A % OF
                                          DOLLAR AMOUNT
                                           (SUBJECT TO
         YEAR AFTER PURCHASING               CHANGE)
-------------------------------------------------------
    First                                       5%
    Second                                      5%
    Third                                       4%
    Fourth                                      4%
    Fifth                                       3%
    Sixth                                       0%
    Seventh and Later                           0%



* Exchanges from the fund to other IDEX funds will be subject to the normal CDSC schedule of the receiving fund.


CLASS C SHARES -- LEVEL LOAD

With Class C shares, you pay no initial sales charge or CDSC. There are 12b-1 distribution and service fees of up to 1.00% per year.

CLASS M SHARES -- LEVEL LOAD


Class M shares are sold in amounts up to $1 million. With Class M shares, you pay an initial sales charge of 1.00% based on offering price. (The offering price includes the sales charge.) There are 12b-1 distribution and service fees of 0.90% per year. If you redeem within 18 months from the date of purchase, you will incur a CDSC of 1.00%.



CONTINGENT DEFERRED SALES CHARGE


Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. To ensure that you pay the lowest CDSC possible, the Fund will always use the shares with the lowest CDSC to fill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

CLASS A SALES CHARGE REDUCTIONS

You can lower the sales charge percentage in four ways:

- Substantial investments receive lower sales charge rates. Please see the SAI for details on these reductions.


- The "right of accumulation" allows you to include your existing Class A Shares as part of your current investments for sales charge purposes.


- A "letter of intent" allows you to count all Class A share investments in an IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges.

- By investing as part of a qualified group.

                        CLASS A SHARE QUANTITY DISCOUNTS


                               SALES CHARGE   SALES CHARGE
                                 AS % OF        AS % OF
                                 OFFERING        AMOUNT
     AMOUNT OF PURCHASE           PRICE         INVESTED
----------------------------------------------------------
Under $50,000                      5.50%          5.82%
$50,000 to under $100,000          4.75%          4.99%
$100,000 to under $250,000         3.50%          3.63%
$250,000 to under $500,000         2.75%          2.83%
$500,000 to under $1,000,000       2.00%          2.04%
$1,000,000 and over                0.00%          0.00%


WAIVERS OF SALES CHARGES



 WAIVER OF CLASS A SALES CHARGES


 Class A and Class T shares may be purchased without a sales charge by:


 - Current or former trustees, directors, officers, full-time employees or sales representatives of the Fund, ATFA, AFSG, any of the sub-advisers or any of their affiliates



 - directors, officers, full-time employees and sales representatives of dealers having a sales agreement with AFSG.


 - any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.


 - "wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners, who have entered into arrangements with the Fund or AFSG.



 Persons eligible to buy Class A shares at NAV may not impose a sales charge when they re-sell those shares.

 ---------------------------------------------------------


 WAIVER OF CLASS A, CLASS B AND CLASS M REDEMPTION CHARGES

 ---------------------------------------------------------

 You will not be assessed a sales charge for shares if you sell in the following situations

 - Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would continue to apply to this new account.


 - Following the total disability of the shareholder (as determined by the Social Security Administration -- applies only to shares held at the time the disability is determined).


 - If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

PERFORMANCE INFORMATION

PERFORMANCE


IDEX may include quotations of the fund's total return in advertisements, sales literature or reports to shareholders or to prospective investors. Total return and yield quotations for the fund reflect only the performance of a hypothetical investment in the fund during the particular time period shown as calculated based on the historical performance of the fund during that period. Such quotations do not in any way indicate or project future performance.



TOTAL RETURN



Total return refers to the average annual percentage change in value of an investment in the fund held for a stated period of time as of a stated ending date. When the fund has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a fund's investment advisory fees and direct fund expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the fund when made.

DISTRIBUTION ARRANGEMENTS

(QUESTION MARK ICON)
       (DOLLAR SIGN ICON)
               UNDERWRITING
               AGREEMENT


The Fund has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The fund pays AFSG or its agent fees for its services. Of the distribution and service fees it receives for Class A and B shares, AFSG or its agent reallows, or pays, to brokers or dealers who sold them, 0.25% of the average daily net assets of those shares. In the case of Class C or M shares, AFSG or its agent reallows its entire fee to those sellers.

(DOLLAR SIGN ICON)

        DISTRIBUTION PLANS

The Fund has adopted a 12b-1 Plan for each class of shares in each fund in the series.

DISTRIBUTION OF CLASS A SHARES. AFSG receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

DISTRIBUTION OF CLASS B SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS C SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS M SHARES. The fees paid to AFSG for these shares may go as high as the Class B and C shares fees, but the total annual fee may not exceed 0.90% of the average daily net assets of the funds.


THE EFFECT OF RULE 12B-1. Because the funds have 12b-1 Plans, even though Class B and C shares do not carry an up-front sales load, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A and M shares. For a complete description of the fund's 12b-1 Plans, see the SAI.

                               IDEX MUTUAL FUNDS

                           PROTECTED PRINCIPAL STOCK

                      STATEMENT OF ADDITIONAL INFORMATION

                                 April  , 2002

                               IDEX MUTUAL FUNDS
                             570 Carillon Parkway
                         St. Petersburg, Florida 33716
                  Customer Service (888) 233-4339 (toll free)

The fund listed above is a series of IDEX Mutual Funds (the "Fund"), an open-end management investment company that offers a selection of investment funds. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The fund is diversified.

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the fund's prospectus dated April , 2002 which may be obtained free of charge by writing or calling the Fund at the above address or telephone number. This Statement of Additional Information ("SAI") contains additional and more detailed information about the Fund's operations and activities than that set forth in the prospectus. The Fund's annual report to shareholders is incorporated by reference into this SAI.

                               TABLE OF CONTENTS

                                                                                              Page
                                                                                              ----
INVESTMENT OBJECTIVES........................................................................   1
Investment Restrictions, Policies and Practices..............................................   1
 Investment Restrictions of IDEX Protected Principal Stock...................................   1
OTHER POLICIES AND PRACTICES OF THE FUNDS....................................................   2
Futures, Options and Other Derivative Instruments............................................   2
 Futures Contracts...........................................................................   2
 Options on Futures Contracts................................................................   4
 Options on Securities.......................................................................   5
 Options on Foreign Currencies...............................................................   8
 Forward Contracts...........................................................................   9
 Swaps and Swap-Related Products.............................................................  10
 Credit Default Swaps........................................................................  11
 Index Options...............................................................................  11
 WEBS and Other Index-Related Securities.....................................................  12
 Euro Instruments............................................................................  12
 Special Investment Considerations and Risks.................................................  12
 Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments  13
Other Investment Companies...................................................................  13
When-Issued, Delayed Settlement and Forward Delivery Securities..............................  13
RISK FACTORS.................................................................................  14
 Zero Coupon, Pay-In-Kind and Step Coupon Securities.........................................  14
 Lending of Fund Securities..................................................................  14
 Illiquid Securities.........................................................................  15
 Equity Equivalents..........................................................................  15
 Repurchase and Reverse Repurchase Agreements................................................  15
 Pass-Through Securities.....................................................................  16
 High-Yield/High-Risk Bonds..................................................................  17
 Warrants and Rights.........................................................................  17
 U.S. Government Securities..................................................................  17
 Temporary Defensive Position................................................................  18
INVESTMENT ADVISORY AND OTHER SERVICES.......................................................  18
DISTRIBUTOR..................................................................................  20
ADMINISTRATIVE SERVICES......................................................................  21
CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES...............................................  21
FUND TRANSACTIONS AND BROKERAGE..............................................................  22
TRUSTEES AND OFFICERS........................................................................  24
PURCHASE OF SHARES...........................................................................  29
DEALER REALLOWANCES..........................................................................  30
DISTRIBUTION PLANS...........................................................................  31
DISTRIBUTION FEES............................................................................  32
NET ASSET VALUE DETERMINATION................................................................  32
DIVIDENDS AND OTHER DISTRIBUTIONS............................................................  32
SHAREHOLDER ACCOUNTS.........................................................................  32
RETIREMENT PLANS.............................................................................  33

                                                                    Page
                                                                    ----
        REDEMPTION OF SHARES.......................................  33
        TAXES......................................................  34
        MISCELLANEOUS..............................................  35
         Organization..............................................  35
         Shares of Beneficial Interest.............................  35
         Legal Counsel and Independent Certified Public Accountants  36
         Registration Statement....................................  36
        PERFORMANCE INFORMATION....................................  36
        FINANCIAL STATEMENTS.......................................  37
        APPENDIX A-CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST A-1

                             INVESTMENT OBJECTIVES

The prospectus discusses the investment objective of the fund, the principal types of securities in which the fund will invest, and the policies and practices of the fund. The following discussion of Investment Restrictions, Policies and Practices supplements that set forth in the prospectus.

There can be no assurance that the fund will, in fact, achieve its objective. The fund's investment objective may be changed by the Board of Trustees without shareholder approval. A change in the investment objective of the fund may result in the fund having an investment objective different from that which the shareholder deemed appropriate at the time of investment.

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

As indicated in the prospectus, the fund is subject to certain fundamental policies and restrictions which as such may not be changed without shareholder approval. Shareholder approval would be the approval by the lesser of (i) more than 50% of the outstanding voting securities of the fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy.

INVESTMENT RESTRICTIONS OF IDEX PROTECTED PRINCIPAL STOCK

IDEX Protected Principal Stock may not, as a matter of fundamental policy:

   1. With respect to 75% of the fund's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the fund in the securities of any one issuer exceeds 5% of the value of the fund's total assets, or (b) the fund owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

   2. Invest 25% or more of the fund's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

   3. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the fund's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or bank borrowing.

   4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the fund from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its fund securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the fund of a segregated account with its custodian or some other form of "cover."

   5. Purchase or sell real estate (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

   6. Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its fund securities in the ordinary course of pursuing its investment objective.

   7. Purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

   8. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

   9. Make loans, except through (a) the purchase of debt obligations in accordance with the fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of securities as permitted by applicable law.

Furthermore, the fund has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the Fund without shareholder approval:

   (A) The fund may not invest in companies for the purpose of exercising control or management.

   (B) The fund may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box or taking short positions in index call options."
   (C) The fund may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees, as permitted under the 1940 Act.

   (D) The fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the fund's total assets at the time of borrowing or investment.
                   OTHER POLICIES AND PRACTICES OF THE FUND
FUTURES, OPTIONS AND OTHER
DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in the fund's investment restrictions and policies.

Futures Contracts. The fund may enter into futures contracts. Futures contracts are for the purchase or sale, for future delivery, of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a Futures Trading Commission merchant ("FTCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

When the fund buys or sells a futures contract, it must receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts may be made to attempt to hedge against potential changes in interest or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FTCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or liquid assets by the fund's custodian for the benefit of the FTCM. Initial margin payments are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with the FTCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FTCM that holds margin on behalf of the fund, that fund may be entitled to return of the margin owed to such fund only in proportion to the amount received by the FTCM's other customers. The fund's sub-adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FTCMs with which the fund does business and by segregating margin payments with the custodian.

Although the fund would segregate with the custodian cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, such fund's return could be diminished due to the opportunity losses of oregoing other potential investments.

The acquisition or sale of a futures contract may occur, for example, when the fund holds or is considering purchasing equity or debt securities and seeks to protect itself from fluctuations in prices or interest rates without buying or selling those securities. For example, if stock or debt prices were expected to decrease, the fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the fund by a corresponding increase in the value of the futures contract position held by that fund and thereby preventing the fund's net asset value from declining as much as it otherwise would have.

Similarly, if interest rates were expected to rise, the fund might sell bond index futures contracts, thereby hoping to offset a potential decline in the value of debt securities in the fund by a corresponding increase in the value of the futures contract position held by the fund. The fund also could seek to protect against potential price declines by selling fund securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the fund to maintain a defensive position without having to sell fund securities.

Likewise, when prices of equity securities are expected to increase, or interest rates are expected to fall, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the fund could take advantage of the potential rise in the value of equity or debt securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and such fund could buy equity or debt securities on the cash market. To the extent the fund enters into futures contracts for this purpose, the segregated assets maintained to cover such fund's obligations (with respect to futures contracts) will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that fund.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions.

First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets.

Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted.

Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the fund manager still may not result in a successful use of futures contracts.

Futures contracts entail risks. Although a fund that invests in such contracts believes that its use will benefit the fund, if the fund sub-adviser's investment judgment proves incorrect, the fund's overall performance could be worse than if the fund had not entered into futures contracts.

For example, if the fund has hedged against the effects of a possible decrease in prices of securities held in its fund and prices increase instead, that fund may lose part or all of the benefit of the increased value of the securities because of offsetting losses in the fund's futures positions. In addition, if the fund has insufficient cash, it may have to sell securities from its fund to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the fund.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the fund will not exactly match that fund's current or potential investments. The fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests. For example, by hedging investments in fund securities with a futures contract based on a broad index of securities may involve a risk that the futures position will not correlate precisely with such performance of the fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with the fund's investments. Futures prices are affected by factors such as: current and anticipated short-term interest rates; changes in volatility of the underlying instruments; and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices.

Imperfect correlations between the fund's investments and its futures positions may also result from: differing levels of demand in the futures markets and the securities markets; from structural differences in how futures and securities are traded; and from imposition of daily price fluctuation limits for futures contracts.

The fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities. This may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or may result in losses that are not offset by the gains in that fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time.

In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such fund's access to other assets held to cover its futures positions also could be impaired.

Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities, or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract. This is accomplished by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

If applicable, the fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. The fund will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. In addition, the fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts into which it has entered.

Options on Futures Contracts. The fund may buy and write put and call options on futures contracts. An option on a futures contract gives the fund the right (but not the obligation) to buy or sell the contract at a specified price on or before a specified date. Transactions in options on futures contracts may be made to attempt to hedge against potential changes in interest rates or currency exchange rates, or the price of a security or a securities index which might correlate with, or otherwise adversely affect, either the value of the fund's securities or the prices of securities which the fund is considering buying at a later date. Transactions in options on future contracts will not be made for speculation.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such fund's holdings.

The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that fund is considering buying.

If a call or put option the fund has written is exercised, such fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its fund securities and changes in the value of the futures positions, that fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of fund securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on fund securities. For example, the fund may buy a put option on a futures contract to hedge its fund securities against the risk of falling prices or rising interest rates.

The amount of risk the fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the fund may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges, and over-the-counter. The fund also may write call options that are not covered for cross-hedging purposes. The fund may write and buy options on the same types of securities that the fund may purchase directly. There are no specific limitations on the fund's writing and buying of options on securities.

A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

A put option written by the fund is "covered" if the fund: (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price with its custodian; or (ii) continues to own an equivalent number of puts of the same "series" (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying securities) with exercise prices greater than those it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the custodian).

The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A call option written by the fund is "covered" if the fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash with its custodian) upon conversion or exchange of other securities held in its fund. A call option written by the fund is also deemed to be covered: (i) if that fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written; (ii) in the case of a call on a stock index, if the fund owns a fund of securities substantially replicating the movement of the index underlying the call option; or (iii) if at the time the call is written an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the custodian.

The fund may also write call options that are not covered for cross-hedging purposes. The fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the fund manager believes that writing the option would achieve the desired hedge.

If a put or call option written by the fund were exercised, the fund would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the fund at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the fund to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The fund retains the premium received from writing a put or call option whether or not the option is exercised.

The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium.

This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

In the case of a written call option, effecting a closing transaction will permit the fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the fund to write another put option to the extent that the exercise price thereof is secured by other deposited liquid assets. Effecting a closing transaction also will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other fund investments. If the fund desires to sell a particular security on which the fund has written a call option, such fund will effect a closing transaction prior to or concurrent with the sale of the security.

The fund will realize a profit from a closing transaction if the price of a purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the fund.

An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the fund may not be able to effect closing transactions in particular options and that fund would have to exercise the options in order to realize any profit. If the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). In that case, the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The fund may, subject to its investment restrictions, write options in connection with buy-and-write transactions. In other words, the fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

Buy-and-write transactions using "in-the-money" call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using "at-the-money" call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using "out-of-the-money" call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.

If the call options are exercised in such transactions, the fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the fund may elect to close the position or take delivery of the security at the exercise price and that fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

The fund may buy put options to hedge against a decline in the value of its fund. By using put options in this way, the fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

The fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the fund.

In purchasing an option, the fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid. The fund would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option purchased by the fund were permitted to expire without being sold or exercised, the fund would lose the amount of the premium.

Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

In addition to options on securities, the fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the fund is obligated, in return for the premium received, to make delivery of this amount. The fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The fund will not purchase these options unless the fund's sub-adviser is satisfied with the development, depth and liquidity of the market and believes the options can be closed out.

Price movements in the fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of its sub-adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, the fund's sub-adviser may be forced to liquidate fund securities to meet settlement obligations.

The amount of risk the fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Options on Foreign Currencies. Subject to any investment restrictions, the fund may buy and write options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which fund securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of fund securities, the fund may buy put options on the foreign currency. If the value of the currency declines, the fund will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the fund could sustain losses on transactions in foreign currency options that would require such fund to forego a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to the fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

The fund may also write options on foreign currencies. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of fund securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow that fund to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

The fund may write covered call options on foreign currencies. A call option written on a foreign currency by the fund is "covered" if that fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration that is segregated by its custodian) upon conversion or exchange of other foreign currency held in its fund. A call option is also covered if: (i) the fund holds a call at the same exercise price for the same exercise period and on the same currency as the call written; or (ii) at the time the call is written, an amount of cash, U.S. government securities or other liquid assets equal to the fluctuating market value of the optioned currency is segregated with the custodian.

The fund may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the fund owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, a fund collateralizes the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future, and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete thecontemplated exchange.

The following discussion summarizes the fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts").

The fund may enter into forward currency contracts with stated contract values of up to the value of the fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed upon price (which may be in U.S. dollars or another currency). The fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business.

They may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The fund also may hedge some or all of its investments denominated in foreign currency, or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar. This is accomplished by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its fund securities denominated in that currency ("position hedge"), or by participating in options or futures contracts with respect to the currency.

The fund also may enter into a forward currency contract with respect to a currency where such fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

These types of hedging seek to minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of, or rates of return on, the fund's foreign currency denominated fund securities.

The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the fund's currency exposure from one foreign currency to another removes that fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such fund if the sub-adviser's position projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the fund than if it had not entered into such contracts.

The fund will cover outstanding forward currency contracts by maintaining liquid fund securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying fund securities, its custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the fund's commitments with respect to such contracts.

As an alternative to segregating assets, the fund may buy call options permitting the fund to buy the amount of foreign currency being hedged by a forward sale contract, or the fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

While forward currency contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event, the fund's ability to utilize forward currency contracts may be restricted. In addition, the fund may not always be able to enter into forward currency contracts at attractive prices and may be limited in its ability to use these contracts to hedge its assets.

Swaps and Swap-Related Products. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, the fund may, subject to its investment restrictions, enter into interest rate and currency exchange rate swaps, and may buy or sell interest rate and currency exchange rate caps and floors. The sub-adviser may enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. The fund also may enter into these transactions to attempt to protect against any increase in the price of securities the fund may consider buying at a later date.

The fund does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

The fund, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset at least equal to the accrued excess will be segregated by its custodian.

If the fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The fund's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

There is no limit on the amount of interest rate swap transactions that may be entered into by the fund, unless so stated in its investment objectives, although the fund presently does not intend to engage in such transactions in excess of 5% of its total assets. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap.

Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques that become available as the sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions, and as new instruments are developed. The sub-adviser may use these opportunities to the extent they are consistent with the fund's investment objective and as are permitted by the fund's investment limitations and applicable regulatory requirements.

Credit Default Swaps. The fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to the fund in the event of a default.

Index Options. In seeking to hedge all or a portion of its investments, the fund may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the fund. The fund with such option writing authority may write only covered options. The fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery on an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. The fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the fund realizes a gain or loss from the purchase of writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by the fund of options on securities indices is subject to the sub-adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of the fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although the fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the sub-adviser desires that the fund engage in such a transaction.

WEBS and Other Index-Related Securities. Subject to limitations under the 1940 Act, the fund may invest in shares of an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The fund also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. The fund may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks to track the performance of the S&P 500 Index. The fund investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses. Investing in these securities may result in duplication of certain fees and expenses paid by these securities in addition to the advisory fees and expenses paid by the fund.

Euro Instruments. The fund may make investments in Euro instruments. Euro instruments are U.S. dollar-denominated futures contracts, or options thereon, which are linked to the London Interbank Offered Rate (the "LIBOR"), although foreign currency- denominated instruments are available from time to time. Euro futures contracts enable purchasers to obtain a fixed rate for the lending of funds, and sellers to obtain a fixed rate for borrowings. The fund might use Euro futures contracts and options thereon to hedge against changes in LIBOR, which may be linked to many interest rate swaps and fixed income instruments.

Special Investment Considerations and Risks. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, options on foreign currencies and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the fund may invest. Should interest or exchange rates, or the prices of securities or financial indices move in an unexpected manner, the fund may not achieve the desired benefits of the foregoing instruments or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

The fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future.

Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to the fund as: the possible loss of the entire premium paid for an option bought by the fund; the inability of the fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option; and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the fund will be able to use those instruments effectively for their intended purposes.

In connection with certain of its hedging transactions, the fund must segregate assets with the fund's custodian bank to ensure that such fund will be able to meet its obligations pursuant to these instruments. Segregated assets generally may not be disposed of for so long as a fund maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the fund's assets could impede implementation of that fund's investment policies or its ability to meet redemption requests or other current obligations.

Additional Risks of Options on Foreign Currencies, Forward Contracts and Foreign Instruments. Unlike transactions entered into by the fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

Options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.

In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement. These include such things as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) less availability than that available in the United States of data on which to make trading decisions; (iii) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) low trading volume.

OTHER INVESTMENT COMPANIES

Subject to its investment restrictions, the fund may invest in securities issued by other investment companies as permitted. The fund may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by funds in which it invests, in addition to the advisory fees and expenses paid by the fund.

WHEN-ISSUED, DELAYED SETTLEMENT AND
FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis.

"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.

The fund may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When the fund engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the fund until it receives payment or delivery from the other party for any of the above transactions.

The fund will segregate with its custodian cash, U.S. government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. The segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                 RISK FACTORS

At the time of settlement, the market value of the security may be more or less than the purchase price. The fund bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, the fund may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.

ZERO COUPON, PAY-IN-KIND AND
STEP COUPON SECURITIES

Subject to its investment restrictions, the fund may invest in zero coupon, pay-in-kind and step-coupon securities. Zero-coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Current federal income tax law requires holders of zero-coupon securities and step-coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 ("Code"), the fund must distribute its investment company taxable income, including the original issue discount accrued on zero-coupon or step-coupon bonds. Because it will not receive cash payments on a current basis in respect of accrued original-issue discount on zero-coupon bonds or step-coupon bonds during the period before interest payments begin, in some years the fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The fund might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which fund expenses could be allocated and may reduce the rate of return for such fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the fund to sell the securities at the time.

Generally, the market prices of zero-coupon bonds and strip securities are more volatile than the prices of securities that pay interest periodically in cash and they are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

LENDING OF FUND SECURITIES

Subject to any applicable investment restriction relating to lending, the fund may lend securities from its portfolio. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; b) the fund must receive any dividends or interest paid by the issuer on such securities; c) the fund must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and d) the fund must receive either interest from the investment of collateral or a fixed fee from the borrower. Securities loaned by the fund remain subject to fluctuations in market value. The fund may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, the fund may experience delays in, or be prevented from, recovering the collateral. During a period that the fund seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The fund may also incur expenses in enforcing its rights. If the fund has sold the loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase. The fund will not lend securities to any adviser or sub-adviser to the fund or their affiliates. By lending its securities, the fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. government securities are used as collateral.

ILLIQUID SECURITIES

Subject to its investment restrictions, the fund may invest its assets in illiquid securities (i.e., securities that are not readily marketable). The Board of Trustees has authorized the sub-advisers to make liquidity determinations with respect to its securities, including Rule 144A securities, commercial paper and municipal lease obligations in accordance with the guidelines established by the Board of Trustees. Under the guidelines, the sub-adviser will consider the following factors in determining whether a Rule 144A security or a municipal lease obligation is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and
4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. The fund may be restricted in its ability to sell such securities at a time when the sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, the fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

EQUITY EQUIVALENTS

In addition to investing in common stocks, the fund may invest in other equity securities and equity equivalents, including securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

The fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the sub-adviser. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, are an example of the type of derivative security in which the fund might invest.

REPURCHASE AND REVERSE REPURCHASE
AGREEMENTS

Subject to its investment restrictions, the fund may enter into repurchase and reverse repurchase agreements. Reverse repurchase agreements are also subject to the applicable restrictions regarding senior securities. In a repurchase agreement, the fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or collateral. The fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser for that fund and approved by the Board of Trustees. In addition, the fund currently intend to invest primarily in repurchase agreements collateralized by cash, U.S. government securities, or money market instruments whose value equals at least 100% of the repurchase price, marked-to-market daily.

In a reverse repurchase agreement, the fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will segregate with its custodian cash and appropriate liquid assets with the fund's custodian to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties the investment sub-adviser for the fund deems creditworthy and that have been reviewed by the Board of Trustees.

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose the fund to greater fluctuations in the value of its assets.

PASS-THROUGH SECURITIES

The fund may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that has been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the fund.

The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The fund will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. government.

The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. government.

Each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the fund), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, some of the fund's higher yielding mortgage-backed securities may be converted to cash. The fund will then be forced to accept lower interest rates when that cash is used to purchase addi-tional securities in the mortgage-backed securities sector or in other investment sectors. Mortgage and asset-backed securities may have periodic income payments or may pay interest at maturity (as is the case with Treasury bills or zero-coupon bonds).

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

HIGH YIELD/HIGH-RISK BONDS

High-yield/high-risk bonds, below investment grade securities (commonly known as "junk bonds") involve significant credit and liquidity concerns and fluctuating yields, and are not suitable for short-term investing. Higher yields are ordinarily available on fixed-income securities which are unrated or are rated in the lower rating categories of recognized rating services such as Moody's and Standard & Poor's.

Valuation risks. Lower rated bonds also involve the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund owning such bonds would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. Such fund, furthermore, may incur additional costs in seeking the recovery of the defaulted securities. More careful analysis of the financial condition of each issuer of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payments obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods.

Liquidity risks. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

Unrated securities are not necessarily of lower quality than rated securities, but the markets for lower rated and nonrated securities are more limited than those in which higher rated securities are traded. In addition, an economic downturn or increase in interest rates is likely to have a greater negative effect on: (i) the market for lower rated and nonrated securities; (ii) the value of high yield debt securities held by the fund; (iii) the new asset value of the fund holding such securities; and (iv) the ability of the bonds' issuers to repay principal and interest, meet projected business goals and obtain additional financing than on higher rated securities.

WARRANTS AND RIGHTS

Subject to its investment restrictions, the fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

U.S. GOVERNMENT SECURITIES

Examples of the types of U.S. government securities that the fund may hold include, in addition to those described in the prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Admin-istration. U.S. government securities may be supported by the full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, the fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when the fund assumes a temporary defensive position it may not be able to achieve its investment objective.

Information is not included for IDEX Protected Principal Stock as it commenced operations in 2002.

As stated in the prospectus, the fund generally intends to purchase and sell securities as deemed appropriate by the fund's sub-adviser to further the fund's stated investment objective, and the rate of fund turnover is not expected to be a limiting factor when changes are deemed to be appropriate.

These percentages are calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of such securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). For example, a fund turnover rate of 100% would mean that all of a fund's securities (except those excluded from the calculation) were replaced once in a period of one year. A high rate of fund turnover generally involves correspondingly greater brokerage commission expenses.

Turnover rates may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of the fund's shares and by requirements, the satisfaction of which enable the fund to receive favorable tax treatment. Because the rate of fund turnover is not a limiting factor, particular holdings may be sold at any time if investment judgment or fund operations make a sale advisable. As a result, the annual fund turnover rate in future years may exceed the percentage shown above.

INVESTMENT ADVISORY AND OTHER SERVICES

IDEX Mutual Funds has entered into a Management and Investment Advisory Agreement ("Advisory Agreement") on behalf of the fund with AEGON Transamerica Fund Advisers, Inc. ("ATFA"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. ATFA supervises each respective fund's investments and conducts its investment program. Prior to January 1, 2002, IDEX Management, Inc. ("IMI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716 served as investment adviser to the Fund.

The Advisory Agreement provides that ATFA will perform the following services or cause them to be performed by others: (i) furnish to the fund investment advice and recommendations; (ii) supervise the purchase and sale of securities as directed by appropriate fund officers, and (iii) be responsible for the administration of the fund.
Investment Adviser Compensation

ATFA receives annual compensation from the fund as follows:

Fund                           Percentage of Average Daily Net Assets
----                           -------------------------------------------------------
IDEX Protected Principal Stock 1.30% of the first $100 million; and 1.25% in excess of
                               $100 million

The duties and responsibilities of the investment adviser are specified in the Advisory Agreement. The Advisory Agreement was approved by the Board of Trustees (including a majority of trustees who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party). The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days' written notice at the option of either the Fund, ATFA or by a vote of shareholders of the fund. The Advisory Agreement provides that it can be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the fund and (b) by a majority vote of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party cast in person at a special meeting called for such purposes.

The Advisory Agreement also provides that ATFA shall not be liable to the fund or to any shareholder for any error of judgment or mistke of law or for any loss suffered by the fund or by any shareholder in connection with matters to which the Advisory Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of ATFA in the performance of its duties thereunder.
Investment Advisory Agreement

The Investment Advisory Agreement is dated as of April 1, 2002.

The fund pays its allocable share of the fees and expenses of the fund's non-interested trustees, custodian and transfer agent fees, brokerage commissions and all other expenses in connection with the execution of its portfolio transactions, administrative, clerical, recordkeeping, bookkeeping, legal, auditing and accounting expenses, interest and taxes, expenses of preparing tax returns, expenses of shareholders' meetings and preparing, printing and mailing proxy statements (unless otherwise agreed to by the fund or ATFA, expenses of preparing and typesetting periodic reports to shareholders (except for those reports the fund's permit to be used as sales literature), and the costs, including filing fees, of renewing or maintaining registration of fund shares under federal and state law.

The investment adviser will reimburse the fund, or waive fees, or both, whenever, in any fiscal year, the total cost to the fund of normal operating expenses chargeable to its income account, including the investment advisory fee but excluding brokerage commissions, interest, taxes and 12b-1 fees, exceeds a certain percentage of the fund's average daily net assets. That percentage for this fund is 1.90%.

Information is not included for IDEX Protected Principal Stock as it commenced operations in 2002.
Gateway Investment Advisers, L.P. ("Gateway"), located at 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-adviser to the fund.

The sub-adviser may also serve as a sub-adviser to certain portfolios of the AEGON/Transamerica Series Fund, Inc., a registered investment company. Gateway may be referred to herein as the "sub-adviser."

             Fund              Sub-Adviser                 Sub-Advisory Fee
             ----              -----------                 ----------------

IDEX Protected Principal Stock Gateway     0.40% of the first $100 million of average daily
                                           net assets; and 0.375% of the average daily
                                           net assets in excess of $100 million

Expense Reimbursement

ATFA has entered into an expense limitation agreement with IDEX on behalf of the fund, pursuant to which ATFA has agreed to reimburse the fund for certain operating expenses so that the total annual operating expenses of the fund does not exceed the total operating expenses specified for the fund (expense cap) in the fund's then-current SAI. IDEX, on behalf of the fund, will at a later date reimburse ATFA for operation expenses previously paid on behalf of such fund during the previous 36 months, but only if, after such reimbursement, the fund's expense ratio does not exceed the expense cap. The agreement has a term from April 30, 2001, and continues automatically for one-year terms unless ATFA provides written notice to IDEX at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by IDEX, without payment of any penalty, upon ninety (90) days' prior written notice to ATFA.

SUB-ADVISORY FEES PAID
(Net of Fees Reimbursed)

Information is not included for IDEX Protected Principal Stock as it commenced operations in 2002.

Western Reserve Life Assurance Co. - of Ohio ("WRL") owns 100% of the common stock of ATFA. AUSA Holding Company ("AUSA") owns 100% of the outstanding shares of the Fund's distributor and transfer agent. AUSA is wholly-owned, and WRL is indirectly owned, by AEGON USA, Inc., a financial services holding company located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.
The sub-adviser also serves as investment adviser or sub-adviser to other funds and/or private accounts which may have investment objectives identical or similar to that of the fund. Securities frequently meet the investment objectives of this fund, the other fund and the private accounts. In such cases, the sub-adviser's decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.

It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the fund. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the fund(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.

                                  DISTRIBUTOR

Effective March 1, 2001 IDEX Mutual Funds entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), located at 4333 Edgewood Rd. NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of the shares of the fund. (Prior to this date InterSecurities, Inc. ("ISI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716 served as the principal underwriter.) The Underwriting Agreement will continue from year to year so long as its continuance is approved at least annually in the same manner as the investment advisory agreements discussed above. A discussion of AFSG's responsibilities and charges as principal underwriter of fund shares is set forth in the prospectus.

UNDERWRITING COMMISSIONS

Information is not included for IDEX Protected Principal Stock as it commenced operations in 2002.

                            ADMINISTRATIVE SERVICES

AFTA is responsible for the supervision all of the administrative functions, providing office space, and paying its allocable portion of the salaries, fees and expenses of all Fund officers and of those trustees who are affiliated with AFTA. The costs and expenses, including legal and accounting fees, filing fees and printing costs in connection with the formation of the fund and the preparation and filing of the fund's initial registration statements under the 1933 Act and 1940 Act are also paid by the adviser. AFTA has entered into Administrative Services Agreements ("Adminis trative Agreement") with AFSG applicable to the fund. Under each Administrative Agreement, AFSG carries out and supervises all of the administrative functions of the fund and incurs AFTA's expenses related to such functions.

The administrative duties of AFSG with respect to the fund include: providing the fund with office space, tele phones, office equipment and supplies; paying the compensation of the Fund's officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the Fund with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the Fund (other than those maintained by the Fund's custodian and transfer agent); preparing and filing tax returns and reports; monitoring and supervising relationships with the Fund's custodian and transfer agent; monitoring the qualifications of tax deferred retirement plans providing for investment in shares of the fund; authorizing expenditures and approving bills for payment on behalf of the fund; and providing executive, clerical and secretarial help needed to carry out its duties.

ADMINISTRATIVE FEES

Information is not included for IDEX Protected Principal Stock as it commenced operations in 2002.

                CUSTODIAN, TRANSFER AGENT AND OTHER AFFILIATES
State Street Bank & Trust, 801 Pennsylvania, Kansas City, Missouri 64105-1307, is custodian for the fund. The custodian is not responsible for any of the investment policies or decisions of the fund, but holds its assets in safekeeping, and collects and remits the income thereon subject to the instructions of the fund.

Idex Investor Services, Inc. ("IIS"), P. O. Box 9015, Clearwater, Florida 33758-9015, is the transfer agent for the fund, withholding agent and dividend disbursing agent. IIS is a wholly-owned subsidiary of AUSA Holding Company and thus is an affiliate of ATFA. The fund pays the transfer agent an annual per-account charge of $15.39 for each of its shareholder accounts in existence, $2.73 for each new account opened and $1.63 for each closed account.

State Street Bank & Trust ("State Street") is a provider of data processing and recordkeeping services for the Fund's transfer agent. The fund may use another affiliate of State Street as introducing broker for certain portfolio transactions as a means to reduce expenses through a credit against transfer agency fees with regard to commissions earned by such affiliate. (See "Fund Transactions and Brokerage.") There were no brokerage credits received for the periods ended October 31, 2001, 2000 and 1999.

TRANSFER AGENCY FEES

Information is not included for IDEX Protected Principal Stock as it commenced operations in 2002.

                        FUND TRANSACTIONS AND BROKERAGE

Decisions as to the assignment of fund business for the fund and negotiation of commission rates are made by the fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all fund transactions. The Investment Advisory Agreement and Investment Counsel Agreement/Sub-Advisory Agreement for each fund specifically provide that in placing portfolio transactions for the fund, the fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

In selecting brokers and dealers and in negotiating commissions, the fund's sub-adviser considers a number of factors, including but not limited to:

   The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

   The nature of the security being traded;

   The size and type of the transaction;

   The nature and character of the markets for the security to be purchased or sold;

   The desired timing of the trade;

   The activity existing and expected in the market for the particular security;

   The quality of the execution, clearance and settlement services;

   Financial stability;

   The existence of actual or apparent operational problems of any broker or dealer; and

   Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser. Research provided may include:

   Furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities;

   Furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy;

   Access to research analysts, corporate management personnel, industry experts, economists and government officials; and

   Comparative performance evaluation and technical measurement services and quotation services, and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver process or otherwise utilize information, including the research described above) that assist the sub-adviser in carrying out its responsibilities.

Most of the brokers and dealers used by the fund's sub-adviser provide research and other services described above.

The sub-adviser may use research products and services in servicing other accounts in addition to the fund. If the sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the sub-adviser may allocate the costs of such service or product accordingly. The portion of the product or service that the sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may be a conflict of interest for the sub-adviser.

When the fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker without the use of a broker, except in those circumstances where better prices and executions will be achieved through the use of a broker.

The sub-adviser may also consider the sale or recommendation of the fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, the sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc.

The sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of ATFA, AFSG or the sub-adviser. The sub-adviser may place transactions if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable, and if overall the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Other Affiliates," are lower than those that would otherwise be incurred. Under rules adopted by the SEC, the Fund's Board of Trustees will conduct periodic compliance reviews of such brokerage allocations and review certain procedures adopted by the Board of Trustees to ensure compliance with these rules and to determine their continued appropriateness.

                             TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS

The fund is governed by a Board of Trustees. Subject to the supervision of the Board of Trustees, the assets of the fund are managed by an investment adviser and sub-advisers, and by fund managers. The Board of Trustees is responsible for managing the business and affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the fund's assets by the investment adviser and sub-advisers. Information about the Directors and officers of the Fund is as follows:

DISINTERESTED TRUSTEES*

                                       Term of                                                      Number of
                                        Office                                                   Funds/Portfolios
                         Position(s)  and length             Principal Occupation(s)               overseen by
                            held       of time                    or Employment                     Trustee in
Name, Address & Age       With IDEX     served                 in the past 5 years                 Fund Complex
-------------------     ------------- ---------- ----------------------------------------------- ----------------
Peter R. Brown          Vice Chairman  1986-     Chairman of the Board, Peter Brown                All IDEX
11180 6th Street East                  present   Construction Company (construction                funds (38)
Treasure Island,                                 contractors and engineers), Largo, Florida        All AEGON/
Florida 33708                                    (1963-2000); Vice Chairman and Director,          Transamerica
(DOB 5/10/28)                                    AEGON/Transamerica Series Fund, Inc.; Rear        Series Fund,
                                                 Admiral (Ret.) U.S. Navy Reserve, Civil           Inc.
                                                 Engineer Corps.                                   ("ATSF")
                                                                                                   portfolios (33)
Charles C. Harris       Trustee        1994-     Director, AEGON/Transamerica Series Fund,         All IDEX
35 Winston Drive                       present   Inc. (1986-present)                               funds (38)
Clearwater,                                                                                        All ATSF
Florida 33756                                                                                      Portfolios
(DOB 7/15/30)                                                                                      (33)
Russell A. Kimball, Jr. Trustee        2002-     Director, AEGON/Transamerica Series Fund,         All of IDEX
1160 Gulf Boulevard                    present   Inc. (1986-present); General Manager,             Funds (38)
Clearwater Beach,                                Sheraton Sand Key Resort (resort hotel),          All ATSF
Florida 34630                                    Clearwater, Florida (1975-present)                Portfolios
(DOB 8/17/44)                                                                                      (33)
Jack E. Zimmerman       Trustee        1986-     Director (December, 1987-present), Western        All IDEX
6778 Rosezita Lane                     present   Reserve Life Assurance Co. of Ohio; currently     funds (38)
Dayton,                                          retired; formerly, Director, Regional Marketing
Ohio 45459                                       of Marietta Corporation (aerospace industry)
(DOB 2/3/28)                                     and Director of Strategic Planning of Martin
                                                 Marietta Baltimore Aerospace. Mr. Zimmerman
                                                 is also the brother-in-law of John R. Kenney,
                                                 Chairman of the Fund.
William W. Short, Jr.   Trustee        1986-     Director, AEGON/Transamerica Series Fund,         All IDEX
12420 73rd Court                       present   Inc. (2000-present); President and majority       funds (38)
Largo,                                           shareholder of Short's, Inc. (men's retail        All ATSF
Florida 33773                                    apparel); Chairman of Southern Apparel            Portfolios
(DOB 2/25/36)                                    Corporation, S.A.C. Apparel Corporation and       (33)
                                                 S.A.C. Distributors (nationwide wholesale
                                                 apparel distributors), Largo, Florida.

                                        Term of                                                     Number of
                                         Office                                                  Funds/Portfolios
                           Position(s) and length            Principal Occupation(s)               overseen by
                              held      of time                   or Employment                     Trustee in
Name, Address & Age         With IDEX    served                in the past 5 years                 Fund Complex
-------------------        ----------- ---------- ---------------------------------------------- ----------------
Daniel Calabria             Trustee     1996-     Director, AEGON/Transamerica Series Fund,      All IDEX
7068 S. Shore Drive So.,                present   Inc. (2001-present); Trustee (1993-present)    funds (38)
South Pasadena,                                   and President (1993-1995) of the Florida Tax   All ATSF
Florida 33707                                     Free Funds (mutual funds); President and       Portfolios (33)
(DOB 3/5/36)                                      Director (1995) of Sun Chiropractic Clinics,
                                                  Inc., Executive Vice President (1993-1995),
                                                  William R. Hough & Co. (investment adviser,
                                                  municipal bond and underwriting firm).
Janice B. Case              Trustee     2002-     Director, AEGON/Transamerica Series Fund,      All IDEX
205 Palm Island NW                      present   Inc. (2001-present); Senior Vice President     funds (38)
Clearwater,                                       (1996-2000), Vice President (1990-1996),       All ATSF
Florida 33767                                     Director of Customer Service & Marketing       Portfolios (33)
(DOB 9/27/52)                                     (1987-1990), Florida Power Corporation,
                                                  St. Petersburg, Florida.
Leo Hill                    Trustee     2002 -    Director, AEGON/Transamerica Series Fund,      All IDEX
2101 N. Main St.                        present   Inc. (2001-present); Owner, Prestige Lincoln-  funds (38)
Gainsville,                                       Mercury (2001-present); Market President       All ATSF
Florida 32609                                     (1997-1998), NationsBank; President & CEO      Portfolios (33)
                                                  (1994-1997), Barnett Bank of the Treasure
                                                  Coast, Florida.
-----------------
*Mr. James Churchill of Bluffton, South Carolina serves as Trustee Emeritus.

INTERESTED TRUSTEES
John R. Kenney/(1)/         Chairman    1996-     Chairman of the Board, Director and Co-        All IDEX
P. O. Box 5068 Clearwater,              present   CEO of Great Companies, L.L.C.; Chairman       funds (38)
Florida 33758                                     of the Board of Directors, Western Reserve     All ATSF
(DOB 2/8/38)                                      Life Assurance Co. of Ohio; Chairman of the    Portfolios (33)
                                                  Board of Directors (September, 1996-
                                                  December, 2001), President (September,
                                                  1997-December, 2001); AEGON/
                                                  Transamerica Fund Advisers, Inc.
                                                  (investment adviser), St. Petersburg, Florida;
                                                  Chairman of the Board of Directors
                                                  (September 1996-present), AEGON/
                                                  Transamerica Fund Services, Inc., St.
                                                  Petersburg, Florida; Director (December,
                                                  1990-present); IDEX Management, Inc.,
                                                  (investment adviser), St. Petersburg, Florida;
                                                  Trustee and Chairman (September 1996-
                                                  present), AEGON/Transamerica Series
                                                  Fund, Inc. (investment company), St.
                                                  Petersburg, Florida.
Larry Norman                Trustee     2002 -    Director, ATSF (2002-present); President,      All IDEX
4333 Edgewood Road NE                   present   Financial Markets Group, Cedar Rapids, IA      funds (38)
Cedar Rapids, Iowa 52499                          (1998-present); Chairman of Peoples Benefit    All ATSF
(DOB   )                                          Life Insurance Company and Transamerica        Portfolios (33)
                                                  Life Insurance Company (1998-present).

                                              Term of                                                      Number of
                                               Office                                                   Funds/Portfolios
                                Position(s)  and length             Principal Occupation(s)               overseen by
                                   held       of time                    or Employment                     Trustee in
Name, Address & Age              With IDEX     served                 in the past 5 years                 Fund Complex
-------------------            ------------- ---------- ----------------------------------------------- ----------------
OFFICERS
Brian Scott/(1)(2)/            President,     2002-     President & Chief Executive Officer of ATSF           N/A
(DOB 9/29/43)                  Chief          present   (2002-present); President of Endeavor
                               Executive                Management Co. from June, 2001 to
                               Officer                  December 2001; President since June 2001,
                                                        Director and Chief Executive Officer since
                                                        December, 2001 of AEGON/Transamerica
                                                        Fund Advisers, Inc.; Director, President and
                                                        Chief Executive Officer of IDEX
                                                        Management, Inc. (2001-present); Director,
                                                        IDEX Investor Services, Inc. (January, 2002-
                                                        present); Director, President & Chief
                                                        Operating Officer of AEGON/Transamerica
                                                        Fund Services, Inc. (January 2002-present);
                                                        from June, 1992 to June, 2001, Chief
                                                        Marketing Officer of the Financial Markets
                                                        Division of AEGON
John K. Carter, Esq. /(1)(2)/  Vice           1999-     General Counsel, Vice President & Secretary           N/A
(DOB 4/24/61)                  President,     present   of ATSF, AEGON/Transamerica Fund
                               General                  Advisers, Inc., IDEX Investor Services, Inc.;
                               Counsel and              AEGON/Transamerica Fund Advisers, Inc.
                               Secretary                (1999-present); General Counsel, Vice
                                                        President, Compliance Officer and Secretary
                                                        of IDEX Management, Inc. (2000-present);
                                                        Vice President & Counsel (June, 2000-
                                                        present) Western Reserve Life Assurance
                                                        Co. of Ohio; Vice President & Counsel
                                                        (March 1997-May, 1999) of Salomon Smith
                                                        Barney; Assistant Vice President, Associate
                                                        Corporate Counsel and Trust Officer
                                                        (September 1993-1997) of Franklin
                                                        Templeton Mutual Funds.
Christopher G. Roetzer/ (1,2)/ Vice                     Vice President and Principal Accounting               N/A
(DOB 1/11/63)                  President,               Officer, ATSF; Vice President, ATFS; Vice
                               Assistant                President (December 2000-present), AFSG
                               Treasurer and            Securities Corp. (underwriter); Vice
                               Principal                President, Fund Financial Reporting and
                               Accounting               Control (October, 1996-present), and
                               Officer                  Assistant Vice President (May, 1988-
                                                        October, 1996), Idex Investor Services, Inc.
                                                        (transfer agent); Vice President (April, 2000-
                                                        present) and Assistant Vice President
                                                        (November, 1990-April, 2000), Idex
                                                        Management, Inc. (investment adviser);
                                                        Assistant Vice President (May, 1988-
                                                        present), InterSecurities, Inc. (broker-dealer/
                                                        underwriter).

                                         Term of                                                    Number of
                                          Office                                                 Funds/Portfolios
                           Position(s)  and length            Principal Occupation(s)              overseen by
                              held       of time                   or Employment                    Trustee in
Name, Address & Age         With IDEX     served                in the past 5 years                Fund Complex
-------------------       ------------- ---------- --------------------------------------------- ----------------
Thomas R. Moriarty/(1,2)/ Executive                Executive Vice President, AEGON/                    N/A
(DOB 5/3/51)              Vice                     Transamerica Fund Services, Inc. ("ATFS");
                          President,               Executive Vice President, AEGON/
                          Treasurer and            Transamerica Fund Advisers, Inc.; Chairman
                          Principal                (November, 1999-present), President and
                          Financial                CEO (April, 1999-present) and Senior Vice
                          Officer                  President (June, 1991-April, 1999),
                                                   InterSecurities (broker-dealer/underwriter);
                                                   Senior Vice President (September, 2000-
                                                   present) and Vice President (April, 1993-
                                                   September, 2000), Western Reserve Life
                                                   Assurance Co. of Ohio; Director (April, 1994-
                                                   present), President and CEO (November,
                                                   1999-present) and Senior Vice President
                                                   (June, 1991-November, 1999), Idex Investor
                                                   Services, Inc. (transfer agent); Director
                                                   (June, 1998-present), President and CEO
                                                   (November, 1999-present) and Vice
                                                   President (November, 1990-November,
                                                   1999), Idex Management, Inc. (investment
                                                   adviser); Vice President (December, 1999-
                                                   present), AFSG Securities Corp.
                                                   (underwriter).

-----------------
(1)Interested Person, as defined in the 1940 Act, and affiliated person of Investment Adviser.
(2)The principal business address is 570 Carillon Parkway, St. Petersburg, Florida 33716.

Trustee Ownership of Equity Securities

The Trustees of the Fund did not beneficially own shares of any of the IDEX funds as of December 31, 2001, except as set forth in the following table:

                                                   Aggregate Dollar Range of
                                                   Equity Securities in all
                                                   Funds Overseen by Trustee
                            Dollar Range of Equity  in Family of Investment
    Name of Trustee         Securities in the Fund         Companies
    ---------------         ---------------------- -------------------------
    Peter R. Brown                $   68,656              $   68,656
    Charles C. Harris             $        0              $        0
    Russell A. Kimball, Jr.       $  792,173              $  792,173
    Jack E. Zimmerman             $  314,722              $  314,722
    William W. Short, Jr.         $  686,780              $  686,780
    Daniel Calabria               $    2,042              $    2,042
    Janice B. Case                $        0              $        0
    John R. Kenney                $2,135,456              $2,135,456
    Leo Hill                      $43,395.51              $43,395.51

Conflicts of Interest

The following table sets forth information about securities beneficially owned by each Independent Trustee or members of his or her family representing interests in the Manager, Advisers or Distributor of the Fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the household and dependents of the Trustee.

                        Name of Owner(s) and Relationships                         Value of
Name of Trustee                     to Trustee             Company Title of Class Securities Percent of Class
---------------         ---------------------------------- ------- -------------- ---------- ----------------
Peter R. Brown            Marina D. Brown, spouse           IDEX        A          $ 14,182          0
Charles C. Harris         N/A                               N/A         N/A        N/A             N/A
Russell A. Kimball, Jr.   Martha A. Kimball, spouse         IDEX        A          $ 68,179          0
Jack E. Zimmerman         Patricia A. Zimmerman, spouse     IDEX        A          $314,722          0
William W. Short, Jr.     Joyce J. Short, spouse            IDEX        A          $  2,354          0
Daniel Calabria           N/A                               N/A         N/A        N/A             N/A
Janice B. Case            N/A                               N/A         N/A        N/A             N/A
Leo Hill                  N/A                               N/A         N/A        N/A             N/A

The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of either ISI, AFTA or their affiliates. Disinterested Trustees (i.e., Trustees who are not affiliated with AFSG, AFTA or any of the sub-advisers) receive for each regular Board meeting: (a) a total annual retainer fee of $20,000 from the IDEX funds, of which the IDEX funds pay a pro rata share allocable to each fund based on the relative assets of the fund; plus (b) $4,000 and incidental expenses per meeting attended. Four of the Disinterested Trustees have been elected to serve on the Fund's Audit Committee, which meets twice annually. Each Audit Committee member receives a total of $3,000 per Audit Committee meeting attended in addition to the regular meetings attended. In addition, the Audit Committee Chairman received a supplemental fee of $1,000 per Audit committee attendance. In the case of a Special Board Meeting, each of the Disinterested Trustees receives a fee of $2,500 plus incidental expenses per special meeting attended, in addition to the regular meetings attended. Any fees and expenses paid to Trustees who are affiliates of AFTA or AFSG are paid by AFTA and/or AFSG and not by the funds.


Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to Trustees who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund and/or AEGON/Transamerica Series Fund, Inc., to a Disinterested Trustee or Director on a current basis for services rendered as Trustee or Director. Deferred compensation amounts will accumulate based on the value of Class A shares of a fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Plan will have any impact on the funds.


The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended October 31, 2001.

                              COMPENSATION TABLE

                                             Aggregate           Pension Or Retirement    Total Compensation Paid to
                                         Compensation From    Benefits Accrued As Part of     Trustees from Fund
Name of Person, Position              IDEX Mutual Funds/(1)/         Fund Expenses               Complex/(2)/
------------------------              ----------------------- --------------------------- --------------------------
                                      For Year Ended 10/31/01       As of 10/31/01                 10/31/01
Peter R. Brown, Trustee..............        $ 45,500                  $     --                    $ 88,500
Daniel Calabria, Trustee.............        $ 30,375                  $ 30,625                    $ 61,000
James L. Churchill, Trustee/(3)/.....        $  5,500                  $ 17,500                    $ 23,000
Charles C. Harris, Trustee...........        $ 36,400                  $ 15,800                    $ 84,500
Julian A. Lerner, Trustee/(4)/.......        $ 10,000                  $     --                    $ 10,000
William W. Short, Jr., Trustee.......        $ 38,750                  $  6,750                    $ 87,500
Jack E. Zimmerman, Trustee...........        $ 40,500                  $     --                    $ 40,500
Janice B. Case, Trustee/(5)/.........        $     --                  $     --                    $ 20,500
Russell A. Kimball, Jr., Trustee/(5)/        $     --                  $     --                    $ 39,000
Leo Hill, Trustee/(6)/...............        $     --                  $ 10,250                    $ 10,250
                                             --------                  --------                    --------
Total................................        $207,025                  $ 80,925                    $464,750

-----------------
(1)Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended October 31, 2001 were as follows: Peter R. Brown, $7,265; Daniel Calabria, $32,670; James L. Churchill, $24,343; William W. Short, Jr., $9,903; Charles Harris, $16,377, Russell A. Kimball, Jr., $39,000 and Jack
   E. Zimmerman, $8,438.
(2)The Fund Complex consists of IDEX Mutual Funds and AEGON/Transamerica Series Fund, Inc.

(3)Mr. Churchill resigned from the Board effective March 27, 2001 and is now serving as Trustee Emeritus.
(4)Effective January 1, 2002, Mr. Lerner ended his term as Trustee Emeritus.
(5)Effective March 1, 2002, Ms. Case and Mr. Kimball were elected as Trustees of the Fund.
(6)Effective March 18, 2002, Mr. Hill was elected as a Trustee of the Fund.

The Board of Trustees has adopted a policy whereby any Disinterested Trustee of the Fund in office on September 1, 1990 who has served at least three years as a trustee may, subject to certain limitations, elect upon his resignation to serve as a trustee emeritus for a period of two years. A trustee emeritus has no authority, power or responsibility with respect to any matter of the Fund. While serving as such, a trustee emeritus is entitled to receive from the Fund an annual fee equal to one-half the fee then payable per annum to Disinterested Trustees of the Fund, plus reimbursement of expenses incurred for attendance at Board meetings.


The Fund has an Executive Committee whose members currently are John R. Kenney, Pat Baird and Peter R. Brown. The Executive Committee may perform all of the functions which may be performed by the Board of Trustees, except as set forth in the Declaration of Trust and By-Laws of the Fund or as prohibited by applicable law.

During the fiscal year ended October 31, 2001, the Fund paid $353,996 in trustees fees and expenses and $32,030 in trustee emeritus fees or expenses. As of January 30, 2002, the trustees and officers held in the aggregate less than 1% of the outstanding shares of each of the IDEX funds.

                              PURCHASE OF SHARES

As stated in the prospectus, the fund offers investors a choice of four classes of shares. Class A, Class B, Class C or Class M shares of the fund can be purchased through AFSG or through broker-dealers or other financial institutions that have sales agreements with AFSG. Shares of the fund are sold at the net asset value per share as determined at the close of the regular session of business on the New York Stock Exchange next occurring after a purchase order is received and accepted by the fund. (The applicable sales charge is added in the case of Class A and Class M shares.) The prospectus contains detailed information about the purchase of fund shares.

                              DEALER REALLOWANCES

IDEX sells shares of the fund both directly and through authorized dealers. When you buy shares, your fund receives the entire NAV of the shares you purchase. AFSG keeps the sales charge, then "reallows" a portion to the dealers through which shares were purchased. This is how dealers are compensated.

From time to time, AFSG will create special promotions in which dealers earn larger reallowances in return for selling significant amounts of shares or for certain training services. Sometimes, these dealers may earn virtually the entire sales charge; at those times, they may be deemed underwriters as described in the 1933 Act.

Promotions may also involve non-cash incentives such as prizes or merchandise. Non-cash compensation may also be in the form of attendance at seminars conducted by AFSG, including lodging and travel expenses, in accordance with the rules of the NASD.

Reallowances may also be given to financial institutions to compensate them for their services in connection with Class A share sales and servicing of shareholder accounts.

AFSG may also pay dealers or financial institutions from its own funds or administrative services for larger accounts.

                       Class A Share Dealer Reallowances

                                                     Reallowance
                                                    to Dealers as
                                                        a % of
             Amount of Purchase                     Offering Price
             ------------------                     --------------
             Under $50 Thousand                            4.75%
             $50 Thousand to under $100 Thousand           4.00%
             $100 Thousand to under $250 Thousand          2.75%
             $250 Thousand to under $500 Thousand          2.25%
             $500 Thousand to under $1 Million             1.75%
             For purchases of $1 Million and above:
             $1 Million to under $5 Million                1.00%
             $5 Million to under $50 Million         Plus  0.50%
             $50 Million and above                   Plus  0.25%

                       Class B Share Dealer Reallowances

                     Reallowance to Dealers as a %
Amount of Purchase         of Offering Price
------------------   -----------------------------
All purchases                   5.00%*

                       Class M Share Dealer Reallowances

                                   Reallowance to Dealers as a %
                Amount of Purchase       of Offering Price
                ------------------ -----------------------------
                  All purchases                2.00%

* From time to time, AFSG may reallow to a dealer an amount less than 5% on sales of Class B shares. In such circumstances, AFSG will benefit directly to the extent the reallowance percentage is reduced below 5% on any purchase of Class B shares.

                              DISTRIBUTION PLANS

As stated in the prospectus under "Investment Advisory and Other Services," the fund has adopted a separate Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (individually, a "Plan" and collectively, the "Plans"), applicable to Class A, Class B, Class C and Class M shares of the fund. This Plan is structured as a Compensation Plan.

In determining whether to approve the Distribution Plan and the Distribution Agreements, the Trustees considered the possible advantages afforded shareholders from adopting the Distribution Plans and Distribution Agreements. The Trustees were informed by representatives of AFSG that reimbursements of distribution-related expenses by the Fund under the Distribution Plans would provide incentives to AFSG to establish and maintain an enhanced distribution system whereby new investors will be attracted to the fund. The Trustees believe that improvements in distribution services should result in increased sales of shares in the fund. In turn, increased sales are expected to lead to an increase in a fund's net asset levels, which would enable the fund to achieve economies of scale and lower their per-share operating expenses. In addition, higher net asset levels could enhance the investment management of the fund, for net inflows of cash from new sales may enable the fund's investment adviser and sub-adviser to take advantage of attractive investment opportunities. Finally, reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the capital necessary to meet redemption requests.

Under the Plans for Class A shares (the "Class A Plans"), a fund may pay AFSG an annual distribution fee of up to 0.35% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class A shares; however, to the extent that the fund pays service fees, the amount which the fund may pay as a distribution fee is reduced accordingly so that the total fees payable under the Class A Plan may not exceed on an annualized basis 0.35% of the average daily net assets of the fund's Class A shares.

Under the Plans for Class B shares (the "Class B Plans"), the fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class B shares.

Under the Plans for Class C shares (the "Class C Plans"), the fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class C shares.

Under the Plans for Class M shares (the "Class M Plans"), the fund may pay AFSG an annual distribution fee of up to 0.75% and an annual service fee of up to 0.25% of the average daily net assets of the fund's Class M shares; however, the total fee payable pursuant to the Class M Plan may not, on an annualized basis, exceed 0.90% of the average daily net assets of the fund's Class M shares.

AFSG may use the fees payable under the Class A, Class B, Class C and Class M Plans as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of the Class A, Class B, Class C or Class M shares, respectively, or in personal service to and/or maintenance of these shareholder accounts. For each class, these activities and expenses may include, but are not limited to:

   Compensation to employees of AFSG;

   Compensation to and expenses of AFSG and other selected dealers who engage in or otherwise support the distribution of shares or who service shareholder accounts;

   The costs of printing and distributing prospectuses, statements of additional information and reports for other than existing shareholders; and

   The cost of preparing, printing and distributing sales literature and advertising materials.

Under the Plans, as required by Rule 12b-1, the Board of Trustees will review, at least quarterly, a written report provided by AFSG of the amounts expended by AFSG in distributing and servicing Class A, Class B, Class C or Class M shares of the fund and the purpose for which such expenditures were made. For so long as the Plans are in effect, selection and nomination of the Trustees who are not interested persons of the Fund shall be committed to the discretion of the Trustees who are not interested persons of the Fund.

A Plan may be terminated as to a class of shares of the fund at any time by vote of a majority of the Disinterested Trustees, or by vote of a majority of the outstanding voting securities of the applicable class. A Plan may be amended by vote of the Trustees, including a majority of the Disinterested Trustees of the Fund and have no direct or indirect financial interest in the operation of the Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of a Plan that would materially increase the costs to a particular class of shares of the fund requires approval by the shareholders of that class. A Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the Fund's Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on such continuance.


                               DISTRIBUTION FEES

Expenses are not listed for IDEX Protected Principal Stock as it commenced operations on 2002.

                         NET ASSET VALUE DETERMINATION


Net asset value is determined separately for each class of shares of the fund on each day as of the close of the regular session of business on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time, Monday through Friday, except on: (i) days on which changes in the value of portfolio securities will not materially affect the net asset value of a particular class of shares of the fund; (ii) days during which no shares of the fund are tendered for redemption and no orders to purchase shares of the fund are received; or (iii) customary national holidays on which the Exchange is closed. The per share net asset value of each class of shares of the fund is determined by adding the fund's total assets, subtracting liabilities and dividing by the number of shares outstanding. The public offering price of a Class A, Class B, Class C or Class M share of the fund is the net asset value per share plus, the applicable sales charge in the case of Class A or Class M shares. Investment securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign), or on the NASDAQ National Market. Investment securities traded on the over-the-counter market and listed securities for which no sales are reported for the trading period immediately preceding the time of determination are valued at the last bid price. Foreign currency denominated assets and liabilities are converted into U.S. dollars at the closing exchange rate each day. Other securities for which quotations are not readily available are valued at fair values determined in such manner as the fund's sub-adviser, under the supervision of the Board of Trustees, decides in good faith.

OFFERING PRICE PER SHARE CALCULATED AS FOLLOWS:

Information is not included for IDEX Protected Principal Stock as it commenced operations on 2002.

                       DIVIDENDS AND OTHER DISTRIBUTIONS

An investor may choose among several options with respect to dividends and capital gains distributions payable to the investor. Dividends or other distributions will be paid in full and fractional shares at the net asset value determined as of the ex-dividend date unless the shareholder has elected another distribution option as described in the prospectus. Transaction confirmations and checks for payments designated to be made in cash generally will be mailed on the payable date. The per share income dividends on Class B, Class C and Class M shares of the fund are anticipated to be lower than the per share income dividends on Class A shares of the fund, as a result of higher distribution and service fees applicable to the Class B, Class C and Class M shares.

                             SHAREHOLDER ACCOUNTS

Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in the prospectus.

                               RETIREMENT PLANS

The Fund offers several types of retirement plans that an investor may establish to invest in shares of the fund with tax deductible dollars. Prototype retirement plans for both corporations and self-employed individuals, and for Individual Retirement Accounts and Simplified Employee Pension Plans are available by calling or writing IDEX Customer Service. These plans require the completion of separate applications which are also available from IDEX Customer Service. State Street Bank & Trust, Kansas City, Missouri, acts as the custodian or trustee under these plans for which it charges an annual fee of up to $15.00 on each such account with a maximum of $30.00 per tax identification number. However, if your retirement plan is under custody of State Street and your combined retirement account balances per taxpayer identification number are more than $50,000, there is generally no fee. To receive additional information or forms on these plans, please call IDEX Customer Service at 1-888-233-4339 (toll free) or write to Idex Investor Services, Inc. at P.O. Box 9015, Clearwater, Florida 33758-9015. No contribution to a retirement plan can be made until the appropriate forms to establish the plan have been completed. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney, retirement plan consultant or financial or tax advisor with respect to the requirements of such plans and the tax aspects thereof.

                             REDEMPTION OF SHARES

Shareholders may redeem their shares at any time at any price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Payment will ordinarily be made within three days of the receipt of a valid redemption order. The value of shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the fund's net assets at the time of redemption. Class B share and Class M share and certain Class A share purchases are also subject to a contingent deferred sales charge upon certain redemptions. The prospectus describes the requirements and procedures for the redemption of shares.

Shares will normally be redeemed for cash, although the fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Determination," and such valuation will be made as of the same time the re demption price is determined. Upon any distributions in kind, shareholders may appeal the valuation of such securities by writing to the Fund.

Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed except for holidays and weekends; (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.

The Contingent Deferred Sales Charge (CDSC) is waived on redemptions of Class B and Class M shares (and Class A and C, when applicable) in the circumstances described below:

(a)Redemption upon Total Disability or Death

The fund will waive the CDSC on redemptions following the death or total disability (as evidenced by a determination of the Federal Social Security Administration) of a shareholder, but in the case of total disability only as to shares owned at the time of the initial determination of disability. The transfer agent or distributor will require satisfactory proof of death or disability before it determines to waive the CDSC.

(b)Redemption Pursuant to 12% Annual

The CDSC will be waived on redemptions up to a maximum of 12% annually of the shareholder's Initial Account Balance.

The amount of a shareholder's investment in the fund at the time election to participate in this policy is made with respect to the fund is hereinafter referred to as the "Initial Account Balance." The fund reserves the right to change the terms and conditions of this policy and the ability to offer this policy.

Please Note: The amount redeemed under this policy is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

(c)Reinvestment Privilege

The CDSC is also waived on redemption of shares as it relates to the reinvestment of redemption proceeds in the same class of shares of the fund within 90 days after redemption (if the reinvestment is made during an Offering Period during the 90 day period).

(d)Certain Retirement Plan Withdrawals

For accounts opened prior to April 1, 2000, on withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax-sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account. (This waiver does not include transfer of asset redemptions, broker directed accounts or omnibus accounts.)

                                     TAXES

The fund intends to qualify and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that, with respect to any one issuer, do not exceed 5% of the value of the fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then the fund should have little or no income taxable to it under the Code. Shareholders of a regulated investment company generally are required to include these distributions as ordinary income, to the extent the distributions are attributable as the RICs investment income, net short-term capital gain, and certain net realized foreign exchange gains, or as capital gains, to the extent of the RICs net capital gain (i.e., net long-term capital gains over net short-term capital losses). If the fund fails to qualify as a regulated investment company, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to its shareholders will constitute ordinary dividend income to the extent of the fund's available earnings and profits.

The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. The fund intends to distribute annually a sufficient amount of any taxable income and capital gains so as to avoid liability for this excise tax.

Dividends and interest received by the fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. However, tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes. In addition, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors and most U.S. Tax conventions preclude the imposition of such taxes.

The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" re-ceived on the stock of a PFIC or of any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. If such a tax is imposed on the fund, the balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to the fund to the extent that the income is distributed to its shareholders. If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gains over net short-term capital losses). This income inclusion is required even if the PFIC does not distribute such income and gains to the fund, and the amounts so included would be subject to the Distribution Requirement described above. In many instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

In addition, another election may be available that would involve marking to market the fund's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized as of such date although any such gains will be ordinary income rather than capital gain. If this election were made, tax at the fund level under the excess distribution rules would be eliminated, but the fund could incur nondeductible interest charges. The fund's intention to qualify annually as a regulated investment company may limit the fund's ability to make an election with respect to PFIC stock.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the fund. In order to comply with the diversification and other requirements applicable to RICs, the fund may not be able to buy or sell certain securities at certain times, so the investments utilized (and the time at which such investments are purchased and sold) may be different from what the fund might otherwise believe to be desirable. Income from foreign currencies (except certain gains therefrom that could be excluded by future regulations), and income from transactions in options, futures and forward contracts derived by the fund with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

The treatment of income dividends and capital gains distributions by the fund to shareholders under the various state income tax laws may not parallel that under the federal law. Qualification as a regulated investment company does not involve supervision of the fund's management or of its investment policies and practices by any governmental authority.

Shareholders are urged to consult their own tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

                                 MISCELLANEOUS

ORGANIZATION

The fund is a series of the IDEX Mutual Funds, a Massachusetts business trust that was formed by a Declaration of Trust dated January 7, 1986. The Trust currently is governed by a Restatement of Declaration of Trust ("Declaration of Trust") dated as of August 30, 1991.

On September 20, 1996 in a tax-free reorganization, IDEX Janus Growth (formerly IDEX II Growth Fund) acquired all of the assets and assumed all of the liabilities of IDEX Fund and IDEX Fund 3 in exchange for Class T shares of IDEX Janus Growth which were then distributed on a pro rata basis to the respective shareholders of IDEX Fund and IDEX Fund 3. Upon closing of the reorganization, IDEX II Series Fund changed its name to IDEX Series Fund. IDEX Series Fund became IDEX Mutual Funds effective March 1, 1999.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest. Shares of the Fund are fully paid and nonassessable when issued. Shares of the Fund have no preemptive, cumulative voting, conversion or subscription rights. Shares of the Fund are fully transferable but the Fund is not bound to recognize any transfer until it is recorded on the books.

The shares of beneficial interest of the fund are divided into four classes, Class A, Class B, Class C and Class M shares. Each class represents interests in the same assets of the fund and differ as follows: each class of shares has exclusive voting rights on matters pertaining to its plan of distribution or any other matter appropriately limited to that class; Class A shares are subject to an initial sales charge and are subject to a CDSC on purchases of $1 million or more if redeemed 24 months after purchase; Class B shares are subject to a CDSC, or back- end load, at a declining rate; Class C shares are not subject to an initial sales charge or CDSC; Class M shares are subject to an initial sales charge and are subject to a CDSC if redeemed 18 months after purchase; Class B, Class C and Class M shares are subject to higher ongoing distribution and service fees; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. The Fund does not antici-pate that there will be any conflicts between the interests of holders of the different classes of shares of the same fund by virtue of these classes. On an ongoing basis, the Board of Trustees will consider whether any such conflict exists and, if so, take appropriate action. On any matter submitted to a vote of shareholders of a series or class, each full issued and outstanding share of that series or class has one vote.

The Declaration of Trust provides that each of the Trustees will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy or removal. A meeting will be called for the election of trustees upon the written request of holders of 10% or more of the outstanding shares of the Fund. Vacancies may be filled by a majority of the remaining trustees, subject to certain limitations imposed by the 1940 Act. Therefore, it is not anticipated that annual or regular meetings of shareholders normally will be held, unless otherwise required by the Declaration of Trust or the 1940 Act. Subject to the foregoing, shareholders have the power to vote for the election and removal of trustees, to terminate or reorganize the Fund, to amend the Declaration of Trust, on whether to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Declaration of Trust, the Fund's bylaws or the Trustees.

LEGAL COUNSEL AND INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, D.C. 20004, serves as counsel to the Fund and certain of its affiliates. PricewaterhouseCoopers LLP, 101 E. Kennedy Blvd., Suite 1500, Tampa, Florida 33602-4319 serves as independent certified public accountants for the Fund.

REGISTRATION STATEMENT

This SAI and the prospectus for the Fund do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the SEC, Washington, D.C. under the 1933 Act and the 1940 Act, to which reference is hereby made.

                            PERFORMANCE INFORMATION

Quotations of average annual total return for a particular class of shares of the fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the fund over periods of 1, 5, and 10 years. These are the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                P(1 + T)n = ERV

(where P = a hypothetical initial investment of $1,000; T = the average annual total return; N = the number of years; and ERV = the ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period). All average annual total return figures reflect the deduction of a proportionate share of the fund's expenses on an annual basis, and assume that the maximum sales load (Class A and M shares) is deducted from the initial $1,000 investment and all dividends and distributions are paid in additional shares.

Information is not included in the table for IDEX Protected Principal Stock as it commenced operations on 2002.

From time to time in advertisements or sales material, the fund may present and discuss its performance rankings and/or ratings or other information as published by recognized mutual fund statistical services or by publications of general interest such as Wall Street Journal, Boston Globe, New York Times, Los Angeles Times, Christian Science Monitor, USA Today, Tampa Tribune, St. Petersburg Times, Financial Times, Hartford Current, International Herald Tribune, Investor's Business Daily, Boston Herald, Washington Post, Kiplinger's Washington Letter, Kiplinger's Tax Report, Kiplinger's Personal Finance Magazine, Barron's, Business Week, Financial Services Week, National Underwriter, Time, Newsweek,

Pensions & Investments, U.S. News and World Report, Morningstar Mutual Fund Values, Economist, Bank Letter, Boston Business Journal, Research Recommendations, Facs of the Week, Money, Modern Maturity, Forbes, Fortune, Financial Planner, American Banker, U.S. Banker, ABA Banking Journal, Institutional Investor (U.S./Europe), Registered Representative, Independent Agent, American Demographics, Trusts & Estates, Credit Union Management, Personal Investor, New England Business, Business Month, Gentlemen's Quarterly, Employee Research Report, Employee Benefit Plan Review, ICI Mutual Fund News, Succeed, Johnson Charts, Weisenberger Investment Companies Service, Mutual Fund Quarterly, Financial World Magazine, Consumer Reports, Babson-United Mutual Fund Selector and Mutual Fund Encyclopedia (Dearborn Financial Publishing). The fund may also advertise non-standardized performance information which is for a period in addition to those required to be presented, or which provides actual year-by-year return, or any combination thereof, or both. For Class A and Class M shares, non-standardized performance may also be that which does not reflect deduction of the maximum sales charge applicable to Class A and Class M shares or the contingent deferred sales charge applicable to Class B and under certain circumstances Class A and Class M shares. In addition, the fund may, as appropriate, compare its performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index. The fund may also advertise various methods of investing including, among others, dollar cost averaging, and may use compounding illustrations to show the results of such investment methods.

                             FINANCIAL STATEMENTS

(Information is not included for the fund as it commenced operations in 2002.)

                                  APPENDIX A

               CERTAIN SECURITIES IN WHICH THE FUNDS MAY INVEST

II.  OBLIGATIONS IN WHICH THE FUND MAY INVEST (UNLESS OTHERWISE NOTED)

The fund may invest in the following obligations for temporary defensive purposes or as otherwise described in the prospectus.

A.  U.S. Government Obligations

As described in the prospectus, the fund may invest in some or all of the following types of direct obligations of the federal government, issued by the Department of the Treasury, and backed by the full faith and credit of the federal government.

Treasury Bills. Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

Treasury Notes. Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

Treasury Bonds. Treasury bonds are longer-term interest bearing obligations with original maturities from 5 to 30 years.

B.  Obligations of Federal Agencies, Instrumentalities and Authorities

Certain federal agencies have been established as instrumentalities of the United States government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Banks for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks ("FHLB"), Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, and Tennessee Valley Authority ("TVA"). Issues of these agencies, while not direct obligations of the United States government, are either backed by the full faith and credit of the United States (e.g., GNMA Certificates or certain TVA bonds) or are guaranteed by the Treasury (e.g., certain other TVA bonds) or supported by the issuing agencies' right to borrow from the Treasury (e.g., FHLB and FNMA bonds). There can be no assurance that the United States government itself will pay interest and principal on securities as to which it is not legally obligated to do so.

C.  Certificates of Deposit and Time Deposits

A time deposit is a non-negotiable interest-bearing deposit with a bank which generally cannot be withdrawn prior to a specified maturity date without substantial interest penalties. A certificate of deposit ("CD") is a negotiable instrument issued by a bank against a time deposit. CDs normally can be traded in the secondary market prior to maturity, and are thus more liquid than other forms of time deposits. The fund will only invest in U.S. dollar denominated time deposits and CDs representing deposits in U.S. banks with assets of $1 billion or more, whose deposits are insured by the Federal Deposit Insurance Corporation.

D.  Commercial Paper

Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody's Investors Service, Inc. and Standard and Poor's Ratings Group. Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing and outside rating of the issuer will fall, or that the secondary market in the issuer's notes will become too limited to permit their liquidation at a reasonable price.

E.  Bankers' Acceptances

A bankers' acceptance is a negotiable short-term draft, generally arising from a bank customer's commercial transaction with another party, with payment due for the transaction on the maturity date of the customer's draft. The draft becomes a bankers' acceptance when the bank, upon fulfillment of the obligations of the third party, accepts the draft for later payment at maturity, thus adding the bank's guarantee of payment to its customer's own obligation. In effect, a bankers' acceptance is a post-dated certified check payable to its bearer at maturity. Such acceptances are highly liquid, but are subject to the risk that both the customer and the accepting bank will be unable to pay at maturity. The fund may invest in U.S. dollar denominated bankers' acceptances issued by U.S. banks, their foreign branches, and by U.S. branches of foreign banks.

F.  Repurchase Agreements for U.S. Government Securities

Subject to its investment restrictions, the fund may enter into repurchase agreements with banks and dealers for securities of or guaranteed by the U.S. government, under which the fund purchases securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount the fund pays for the securities and the amount it receives upon resale is accrued as interest and reflected in the fund's net investment income. When the fund enters into repurchase agreements, it relies on the seller to repurchase the securities. Failure to do so may result in a loss for the fund if the market value of the securities is less than the repurchase price. Under the 1940 Act, repurchase agreements may be considered collateralized loans by the fund.

At the time the fund enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement.

Although repurchase agreements carry certain risks not associated with direct investment in securities, the fund intends to enter into repurchase agreements only with banks and dealers in transactions which the fund's sub-adviser believes present minimal credit risks in accordance with guidelines adopted by the Trustees. To the extent that proceeds from any sales of collateral upon a default in the counterparty's obligation to repurchase were less than the repurchase price, the fund would suffer a loss. If the counterpart's petitions for bankruptcy or otherwise becomes subject to bankruptcy or liquidation proceedings, there might be restrictions on the fund's ability to sell the collateral and the fund could suffer a loss.

III.  OTHER SECURITIES IN WHICH THE FUND MAY INVEST

A.  Corporate Debt Securities

The fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under "Convertible Securities" and "Variable or Floating Rate Securities," or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

B.  International Agency Obligations

The fund may invest in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The fund may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

C.  Bank Obligations or Savings and Loan Obligations

Subject to its investment restrictions, the fund may purchase certificates of deposit, bankers' acceptances and other debt obligations of commercial banks and certificates of deposit and other debt obligations of savings and loan associations ("S&L's"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. These instruments may be issued by institutions of any size, may be of any maturity, and may be insured or uninsured. The quality of bank or savings and loan obligations may be affected by such factors as (a) location -- the strength of the local economy will often affect financial institutions in the region, (b) asset mix -- institutions with substantial loans in a troubled industry may be weakened by those loans, and
(c) amount of equity capital -- under-capitalized financial institutions are more vulnerable when loan losses are suffered. The sub-adviser will evaluate these and other factors affecting the quality of bank and savings and loan obligations purchased by the fund, but the fund is not restricted to obligations or institutions which satisfy specified quality criteria.

D.  Variable or Floating Rate Securities

Subject to its investment restrictions, the fund may purchase variable rate securities that provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

E.  Preferred Stocks

Subject to the fund's investment restrictions, the fund may purchase preferred stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

F.  Convertible Securities

Subject to its investment restrictions, the fund may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities without conversion features, but add the potential opportunity for appreciation from enhanced value for the equity securities into which they are convertible, and the concomitant risk of loss from declines in those values.

G.  Common Stocks

Subject to its investment restrictions, the fund may invest in common stocks. IDEX Janus Flexible Income will consider investment in income-producing common stocks if the yields of common stocks generally become competitive with the yields of other income securities. Common stocks are junior to the debt obligations and preferred stocks of an issuer. Hence, dividend payments on common stocks should be regarded as less secure than income payments on corporate debt securities.

                                IDEX MUTUAL FUNDS

                                OTHER INFORMATION

PART C

ITEM 23.  EXHIBITS

         List all exhibits filed as part of the Registration Statement.

                  (a)      Restatement of Declaration of Trust (1)

                  (b)      Bylaws, as amended (1)

                  (c)      Not Applicable

                  (d)      (1)      Management and Investment Advisory Agreement

                                    (aa)     IDEX Alger Aggressive Growth (1)

                                    (bb)     IDEX Protected Principal Stock (1)

                                    (cc)     Agreement for IDEX JANUS Capital
                                             Appreciation, Global, Growth,
                                             Balanced and Flexible Income (6)

                                    (dd)     IDEX NWQ Value Equity (2)

                                    (ee)     IDEX LKCM Strategic Total Return
                                             (1)

                                    (ff)     IDEX Transamerica Value Balanced
                                             (19)

                                    (gg)     IDEX Transamerica Conservative High
                                             Yield Bond (19)

                                    (hh)     IDEX Federated Tax Exempt (1)

                                    (ii)     Form of IDEX Goldman Sachs Growth,
                                             IDEX T. Rowe Price Tax-Efficient,
                                             IDEX Salomon All Cap, IDEX PBHG Mid
                                             Cap Growth, and IDEX T. Rowe Price
                                             Small Cap(6)

                                    (jj)     Form of Agreement for IDEX Growth
                                             Opportunities, IDEX Transamerica
                                             Equity and IDEX PBHG Technology
                                             (10)

                                    (kk)     Form of Agreement for IDEX Great
                                             Companies - America(sm), IDEX Great
                                             Companies - Technology(sm) (12)

                                    (ll)     Form of Agreement for IDEX
                                             Federated Tax Exempt (12)

                                    (mm)     Form of Agreement for IDEX Great
                                             Companies - Global(2) and IDEX
                                             Gabelli Global Growth (14)

                                    (oo)     Form of Agreement for IDEX JANUS
                                             Growth & Income (15)

                                    (pp)     Form of Investment Advisory
                                             Agreement for IDEX American Century
                                             International, IDEX American
                                             Century Income & Growth and IDEX
                                             Isabelle Small Cap Value (17)

                                    (qq)     Form of Investment Advisory
                                             Agreement for IDEX Conservative
                                             Asset Allocation, IDEX Moderate
                                             Asset Allocation, IDEX Moderately
                                             Aggressive Asset Allocation, IDEX
                                             Aggressive Asset Allocation, IDEX
                                             Transamerica Money Market, IDEX
                                             Transamerica Convertible
                                             Securities, IDEX PIMCO Total
                                             Return, IDEX Salomon Investors
                                             Value, and IDEX T. Rowe Price
                                             Health Sciences (20)


                           (2)      Investment Counsel (Sub-Advisory) Agreement

                                    (aa)     IDEX Alger Aggressive Growth (1)

                                    (bb)     Form of Agreement for IDEX Janus
                                             Capital Appreciation, IDEX Janus
                                             Global, IDEX Janus Growth, IDEX
                                             Janus Balanced and IDEX Janus
                                             Flexible Income (20)

                                    (cc)     IDEX LKCM Strategic Total Return
                                             (1)

                                    (dd)     IDEX Transamerica Value Balanced

                                    (ee)     IDEX Transamerica Conservative High
                                             Yield Bond (1)

                                    (ff)     IDEX Federated Tax Exempt (1)

                                    (gg)     Form of Agreement for IDEX Goldman
                                             Sachs Growth (6)

                                    (hh)     Form of Agreement for IDEX T. Rowe
                                             Price Tax-Efficient and Small Cap
                                             (6)

                                    (ii)     Form of Agreement for IDEX Salomon
                                             All Cap (6)

                                    (jj)     Form of Agreement for IDEX PBHG Mid
                                             Cap Growth (6)

                                    (kk)     Form of Agreement for IDEX PBHG
                                             Technology (11)

                                    (ll)     Form of Agreement for IDEX
                                             Transamerica Growth Opportunities
                                             and IDEX Transamerica Equity (10)

                                    (mm)     Form of Agreement for IDEX Great
                                             Companies - America(sm) and IDEX
                                             Great Companies - Technology(sm)
                                             (12)

                                    (nn)     Form of Agreement for IDEX
                                             Federated Tax Exempt (12)

                                    (oo)     Form of Agreement for IDEX Great
                                             Companies - Global(2) (14)

                                    (pp)     Form of Agreement for IDEX Gabelli
                                             Global Growth (14)

                                    (qq)     Form of Agreement for IDEX JANUS
                                             Growth & Income (15)

                                    (rr)     Form of Agreement for IDEX American
                                             Century International and IDEX
                                             American Century Income & Growth
                                             (17)

                                    (ss)     Form of Agreement for IDEX Isabelle
                                             Small Cap Value (17)

                                    (tt)     Form of Agreement for IDEX
                                             Transamerica Convertible
                                             Securities, and IDEX Transamerica
                                             Money Market (20)

                                    (uu)     Form of Agreement for IDEX PIMCO
                                             Total Return (20)

                                    (vv)     Form of Agreement for IDEX T. Rowe
                                             Price Health Sciences (20)

                                    (ww)     Form of Agreement for IDEX Salomon
                                             Investors Value (20)

                                    (xx)     From of Agreement for IDEX
                                             Protected Principal Stock

                  (e)      Underwriting Agreement

                           (1)      Dealer's Sales Agreement (22)

                           (2)      Service Agreement (9)

                           (3)      Wholesaler's Agreement (3)

                  (f)      Trustees/Directors Deferred Compensation Plan (2)

                  (g)      Custody Agreement (2)

                  (h)      (1)      Transfer Agency Agreement with Idex Investor
                                    Services, Inc. (1)

                           (2)      Administrative Services Agreements:

                                    (a)      IDEX JANUS Capital Appreciation (1)

                                    (b)      IDEX JANUS Global (1)

                                    (c)      IDEX JANUS Growth (1)

                                    (d)      IDEX JANUS Balanced (1)

                                    (e)      IDEX JANUS Flexible Income (1)

                                    (f)      Form of Agreement for IDEX Alger
                                             Aggressive Growth, IDEX LKCM
                                             Strategic Total Return,
                                             Transamerica Value Balanced, IDEX
                                             Transamerica Conservative High
                                             Yield Bond and IDEX Federated Tax
                                             Exempt. (6)

                                    (g)      Form of Agreement for IDEX Goldman
                                             Sachs Growth, IDEX T. Rowe Price
                                             Tax-Efficient, IDEX Salomon All
                                             Cap, IDEX PBHG Mid Cap Growth, and
                                             IDEX T. Rowe Price Small Cap. (6)

                                    (h)      Form of Agreement for IDEX PBHG
                                             Technology, IDEX Transamerica
                                             Growth Opportunities and IDEX
                                             Transamerica Equity (10)

                                    (i)      Form of Agreement for IDEX Great
                                             Companies - America(sm), IDEX Great
                                             Companies - Technology(sm). (12)

                                    (j)      Form of Agreement for IDEX Great
                                             Companies - Global(2) and IDEX
                                             Gabelli Global Growth. (14)

                                    (k)      Form of Agreement for IDEX JANUS
                                             Growth & Income and IDEX Munder
                                             Net50 (16)

                                    (l)      Form of Agreement for IDEX American
                                             Century International, IDEX
                                             American Century Income & Growth
                                             and IDEX Isabelle Small Cap Value
                                             (17)

                                    (m)      Form of Agreement for IDEX
                                             Transamerica Convertible
                                             Securities, IDEX Transamerica Money
                                             Market, IDEX PIMCO Total Return,
                                             IDEX T. Rowe Price Health Sciences,
                                             IDEX Conservative Asset Allocation,
                                             IDEX Moderate Asset Allocation,
                                             IDEX Moderately Aggressive Asset
                                             Allocation, IDEX Aggressive Asset
                                             Allocation and IDEX Protected
                                             Principal Stock (20)

                           (3) Amended and Restated Plan for Multiple Classes of Shares (20)


                  (i)      Opinion of Counsel

                  (j)      (1)      Consent of Sutherland Asbill & Brennan, LLP

                           (2)      Consent of Ernst & Young LLP


                  (k)      Financial Statements

                           (1)      AEGON/Transamerica Fund Advisers, Inc.

                  (l)      Investment Letter from Sole Shareholder (1)

                  (m)      (1)      Plan of Distribution under Rule 12b-1 -
                                    Class A Shares

                                    (aa)     IDEX Alger Aggressive Growth (1)

                                    (bb)     IDEX JANUS Capital Appreciation (1)

                                    (cc)     IDEX JANUS Global (1)

                                    (dd)     IDEX JANUS Growth (1)

                                    (ee)     IDEX LKCM Strategic Total Return
                                             (1)

                                    (ff)     IDEX Transamerica Value Balanced
                                             (5)

                                    (gg)     IDEX JANUS Balanced (1)

                                    (hh)     IDEX JANUS Flexible Income (1)

                                    (ii)     IDEX Transamerica Conservative High
                                             Yield Bond (1)

                                    (jj)     IDEX Federated Tax Exempt (1)

                                    (kk)     Form of Plan for IDEX Goldman Sachs
                                             Growth (6)

                                    (ll)     Form of Plan for IDEX T. Rowe Price
                                             Tax-Efficient (6)

                                    (mm)     Form of Plan for IDEX Salomon All
                                             Cap (6)

                                    (nn)     Form of Plan for IDEX PBHG Mid Cap
                                             Growth (6)

                                    (oo)     Form of Plan for IDEX T. Rowe Price
                                             Small Cap (6)

                                    (pp)     Form of Plan for IDEX PBHG
                                             Technology, IDEX Transamerica
                                             Growth Opportunities and IDEX
                                             Transamerica Equity (10)

                                    (qq)     Form of Plan for IDEX Great
                                             Companies - America(sm) and IDEX
                                             Great Companies - Technology(sm)
                                             (12) (rr) Form of Plan for IDEX
                                             Great Companies - Global(2) and
                                             IDEX Gabelli Global Growth (14)

                                    (ss)     Form of Plan for IDEX JANUS Growth
                                             & Income (15)

                                    (tt)     Form of Plan for IDEX American
                                             Century International, IDEX
                                             American Century Income & Growth
                                             and IDEX Isabelle Small Cap Value
                                             (17)

                                    (ww)     Amendment to Plan of Distribution
                                             under Rule 12b-1 - Class A Shares
                                             (19)

                                    (xx)     Form of Plan for IDEX Transamerica
                                             Convertible Securities, IDEX
                                             Transamerica Money Market, IDEX
                                             PIMCO Total Return, IDEX
                                             Conservative Asset Allocation, IDEX
                                             Moderate Asset Allocation, IDEX
                                             Moderately Aggressive Asset
                                             Allocation, and IDEX Aggressive
                                             Asset Allocation (20)

                                    (yy)     Form of Plan for IDEX Protected
                                             Principal Stock

                           (2) Plan of Distribution under Rule 12b-1 - Class B Shares

                                    (aa)     IDEX Alger Aggressive Growth (1)

                                    (bb)     IDEX Protected Principal Stock

                                    (cc)     IDEX JANUS Capital Appreciation (1)

                                    (dd)     IDEX JANUS Global (1)

                                    (ee)     IDEX JANUS Growth (1)

                                    (ff)     IDEX C.A.S.E. Growth (4)

                                    (gg)     IDEX NWQ Value Equity (1)

                                    (hh)     IDEX LKCM Strategic Total Return
                                             (1)

                                    (ii)     IDEX Transamerica Value Balanced

                                    (jj)     IDEX JANUS Balanced (1)

                                    (kk)     IDEX JANUS Flexible Income (1)

                                    (ll)     IDEX Transamerica Conservative High
                                             Yield Bond (1)

                                    (mm)     IDEX Federated Tax Exempt (6)

                                    (nn)     Form of Plan for IDEX Goldman Sachs
                                             Growth (6)

                                    (oo)     Form of Plan for IDEX T. Rowe Price
                                             Tax-Efficient (6)

                                    (pp)     Form of Plan for IDEX Salomon All
                                             Cap (6)

                                    (qq)     Form of Plan for IDEX PBHG Mid Cap
                                             Growth (6)

                                    (rr)     Form of Plan for IDEX T. Rowe Price
                                             Small Cap (6)

                                    (ss)     Form of Plan for IDEX PBHG
                                             Technology, IDEX GE U.S. Equity,
                                             IDEX Transamerica Growth
                                             Opportunities and IDEX Transamerica
                                             Equity (10)

                                    (tt)     Form of Plan for IDEX Great
                                             Companies - America(sm) and IDEX
                                             Great Companies - Technology(sm)
                                             (12)

                                    (uu)     Form of Plan for IDEX Great
                                             Companies - Global(2) and IDEX
                                             Gabelli Global Growth (14)

                                    (vv)     Form of Plan for IDEX JANUS Growth
                                             & Income and IDEX Munder Net50 (15)

                                    (ww)     Form of Plan for IDEX American
                                             Century International, IDEX
                                             American Century Income & Growth
                                             and IDEX Isabelle Small Cap Value
                                             (17)

                                    (xx)     Amendment to Plan of Distribution
                                             under Rule 12b-1 - Class B Shares
                                             (19)

                                    (yy)     Form of Plan for IDEX Transamerica
                                             Convertible Securities, IDEX
                                             Transamerica Money Market, IDEX
                                             PIMCO Total Return, IDEX T. Rowe
                                             Price Health Sciences, IDEX
                                             Conservative Asset Allocation, IDEX
                                             Moderate Asset Allocation, IDEX
                                             Moderately Aggressive Asset
                                             Allocation and IDEX Aggressive
                                             Asset Allocation (20)

                                    (zz)     Form of Plan for IDEX Protected
                                             Principal Stock

                           (3) Plan of Distribution under Rule 12b-1 - Class C Shares (9)

                                    (aa)     IDEX Alger Aggressive Growth (9)

                                    (cc)     IDEX JANUS Capital Appreciation (9)

                                    (dd)     IDEX JANUS Global (9)

                                    (ee)     IDEX JANUS Growth (9)

                                    (gg)     IDEX Salomon Investors Value

                                    (hh)     IDEX LKCM Strategic Total Return
                                             (9)

                                    (ii)     IDEX Transamerica Value Balanced
                                             (9)

                                    (jj)     IDEX JANUS Balanced (9)

                                    (kk)     IDEX JANUS Flexible Income (9)

                                    (ll)     IDEX Transamerica Conservative High
                                             Yield Bond (9)

                                    (mm)     IDEX Federated Tax Exempt (9)

                                    (nn)     Form of Plan for IDEX Goldman Sachs
                                             Growth (9)

                                    (oo)     Form of Plan for IDEX T. Rowe Price
                                             Tax-Efficient (9)

                                    (pp)     Form of Plan for IDEX Salomon All
                                             Cap (9)

                                    (qq)     Form of Plan for IDEX PBHG Mid Cap
                                             Growth (9)

                                    (rr)     Form of Plan for IDEX T. Rowe Price
                                             Small Cap (9)

                                    (ss)     Form of Plan for IDEX PBHG
                                             Technology, IDEX Transamerica
                                             Growth Opportunities and IDEX
                                             Transamerica Equity (10)

                                    (tt)     Form of Plan for IDEX Great
                                             Companies - America(sm) and IDEX
                                             Great Companies - Technology(sm)
                                             (12)

                                    (uu)     Form of Plan for IDEX Great
                                             Companies - Global(2) and IDEX
                                             Gabelli Global Growth (14)

                                    (vv)     Form of Plan for IDEX JANUS Growth
                                             & Income (15)

                                    (ww)     Form of Plan for IDEX American
                                             Century International, IDEX
                                             American Century Income & Growth
                                             and IDEX Isabelle Small Cap Value
                                             (17)

                                    (xx)     Amendment to Plan of Distribution
                                             under Rule 12b-1 - Class C Shares
                                             (19)

                                    (yy)     Form of Plan for IDEX Transamerica
                                             Convertible Securities, IDEX
                                             Transamerica Money Market, IDEX
                                             PIMCO Total Return, IDEX T. Rowe
                                             Price Health Sciences, IDEX
                                             Conservative Asset Allocation, IDEX
                                             Moderate Asset Allocation, IDEX
                                             Moderately Aggressive Asset
                                             Allocation, and IDEX Aggressive
                                             Asset Allocation (20)

                                    (zz)     Form of Plan for IDEX Protected
                                             Principal Stock

                           (4) Plan of Distribution under Rule 12b-1 - Class M Shares

                                    (aa)     IDEX Alger Aggressive Growth (1)

                                    (bb)     Amendment to Plan of Reorganization
                                             - Class M

                                    (cc)     IDEX JANUS Capital Appreciation (1)

                                    (dd)     IDEX JANUS Global (1)

                                    (ee)     IDEX JANUS Growth (1)

                                    (ff)     IDEX Salomon Value Investors (1)

                                    (gg)     IDEX LKCM Strategic Total Return
                                             (1)

                                    (hh)     IDEX Transamerica Value Balanced
                                             (5)

                                    (ii)     IDEX JANUS Balanced (1)

                                    (jj)     IDEX JANUS Flexible Income (1)

                                    (kk)     IDEX Transamerica Conservative High
                                             Yield Bond (1)

                                    (ll)     IDEX Federated Tax Exempt (1)

                                    (mm)     Form of Plan for IDEX Goldman Sachs
                                             Growth (6)

                                    (nn)     Form of Plan for IDEX T. Rowe Price
                                             Tax-Efficient (6)

                                    (oo)     Form of Plan for IDEX Salomon All
                                             Cap (6)

                                    (pp)     Form of Plan for IDEX PBHG Mid Cap
                                             Growth (6)

                                    (qq)     Form of Plan for IDEX T. Rowe Price
                                             Small Cap (6)

                                    (rr)     Form of Plan for IDEX PBHG
                                             Technology, IDEX GE U.S. Equity,
                                             IDEX Transamerica Growth
                                             Opportunities and IDEX Transamerica
                                             Equity (10)

                                    (ss)     Form of Plan for IDEX Great
                                             Companies - America(sm) and IDEX
                                             Great Companies - Technology(sm)
                                             (12)

                                    (tt)     Form of Plan for IDEX Great
                                             Companies - Global(2) and IDEX
                                             Gabelli Global Growth (14)

                                    (uu)     Form of Plan for IDEX JANUS Growth
                                             & Income (15)

                                    (vv)     Form of Plan for IDEX American
                                             Century International, IDEX
                                             American Century Income & Growth
                                             and IDEX Isabelle Small Cap Value
                                             (19)

                                    (ww)     Amendment to Plan of Distribution
                                             under Rule 12b-1 - Class M Shares
                                             (19)

                                    (xx)     Form of Plan for IDEX Transamerica
                                             Convertible Securities, IDEX
                                             Transamerica Money Market, IDEX
                                             PIMCO Total Return, IDEX T. Rowe
                                             Price Health Sciences, IDEX
                                             Conservative Asset Allocation, IDEX
                                             Moderate Asset Allocation, IDEX
                                             Moderately Aggressive Asset
                                             Allocation and IDEX Aggressive
                                             Asset Allocation (20)

                                    (yy)     Form of Plan for IDEX Protected
                                             Principal Stock

                  (n)      Not applicable

                  (o)      Reserved

                  (p)      Code of Ethics

                           (1)      IDEX Mutual Funds(12)

                           SUB-ADVISERS

                           (2)      AEGON USA Investment Management, Inc. (12)

                           (3)      Fred Alger Management, Inc. (12)

                           (4)      C.A.S.E. Management, Inc. (12)

                           (5)      Dean Investment Associates (12)

                           (6)      Federated Investment Management Company (12)

                           (7)      Gateway Investment Advisers LP

                           (8)      Goldman Sachs Asset Management Inc. (12)

                           (9)      Janus Capital Corporation (12)

                           (10)     Luther King Capital Management Corporation
                                    (12)

                           (11)     NWQ Investment Management Company, Inc. (12)

                           (12)     PBHG & Associates, Ltd. (12)

                           (13)     Salomon Brothers Asset Management Inc (12)

                           (14)     Transamerica Investment Management, LLC (12)

                           (15)     T. Rowe Price Associates, Inc. (12)

                           (16)     Great Companies, L.L.C. (14)

                           (17)     Munder Capital Management (16)

                           (18)     American Century Investment Management, Inc.
                                    (18)

                           (19)     Ironwood Capital Management, LLC (19)


                           (20)     Pacific Investment Management Company LLC
                                    (21)


(1) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).

(2) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659)

(3) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 17, 1995 (File No. 33-2659).

(4) Filed previously with Post-Effective Amendment No. 18 to Registration Statement filed on June 30, 1995 (File No. 33-2659).

(5) Filed previously with Post-Effective Amendment No. 26 to Registration Statement filed on July 16, 1997 (File No. 33-2659).

(6) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).

(7) Filed previously by the registrant with the registration statement filed on Form N-14 on June 3, 1996 (File No. 33-05113).

(8) Filed previously with Post-Effective Amendment No. 30 to Registration Statement filed on March 1, 1999 (File No. 33-2659).

(9) Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).

(10) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).

(11) Filed previously with Post-Effective Amendment No. 34 to Registration Statement filed on February 28, 2000 (File No. 33-2659).

(12) Filed previously with Post-Effective Amendment No. 35 to Registration Statement filed on March 31, 2000 (File No. 33-2659).

(13) Filed previously with Post-Effective Amendment No. 36 to Registration Statement filed on June 14, 2000 (File No. 33-2659).

(14) Filed previously with Post-Effective Amendment No. 37 to Registration Statement filed on June 16, 2000 (File No. 33-2659).

(15) Filed previously with Post-Effective Amendment No. 39 to Registration Statement filed on September 15, 2000 (File No. 33-2659).

(16) Filed previously with Post-Effective Amendment No. 40 to Registration Statement on December 1, 2000 (File No. 33-2659).

(17) Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 20000 (File No. 33-2659).

(18) Filed previously with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 2-82734).

(19) Filed previously with Post-Effective Amendment No. 42 to Registration Statement on March 1, 2001 (File No. 33-2659).

(20) Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 14, 2001 (File No. 33-2659).

(21) Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 1, 2002 (File No. 33-2659).

ITEM 24  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         To the knowledge of the Registrant, , IDEX Alger Aggressive Growth, IDEX JANUS Capital Appreciation, IDEX JANUS Global, IDEX JANUS Growth, IDEX Jennison Equity Opportunity, IDEX Salomon Investors Value, IDEX LKCM Strategic Total Return, IDEX Transamerica Value Balanced, IDEX JANUS Balanced, IDEX JANUS Flexible Income, IDEX Transamerica Conservative High Yield Bond and IDEX Federated Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Tax-Efficient, IDEX Salomon All Cap, IDEX PBHG Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX PBHG Technology, IDEX GE U.S. Equity, IDEX Transamerica Growth Opportunities, IDEX Transamerica Equity, IDEX Great Companies - America(sm), IDEX Great Companies - Technology(sm), IDEX Great Companies - Global 2, IDEX JANUS Growth & Income, IDEX American Century International,
IDEX American Century Income & Growth, IDEX Isabelle Small Cap Value, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX T. Rowe Price Health Sciences, IDEX PIMCO Total Return, IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation, IDEX Protected Principal Stock and IDEX Aggressive Asset
Allocation are not controlled by or under common control with any other person. The Registrant has no subsidiaries.

        ITEM 25  INDEMNIFICATION

         Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

         (a). IDEX JANUS Capital Appreciation, IDEX JANUS Global, IDEX JANUS Growth, IDEX JANUS Balanced, IDEX JANUS Flexible Income, IDEX Alger Aggressive Growth, IDEX Jennison Equity Opportunity, IDEX Salomon Investors Value, IDEX LKCM Strategic Total Return, IDEX Transamerica Value Balanced, IDEX Transamerica Conservative High Yield Bond, IDEX Federated Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Tax-Efficient, IDEX Salomon All Cap, IDEX PBHG Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX PBHG Technology, IDEX Transamerica Growth Opportunities, IDEX Transamerica Equity, IDEX Great Companies
                  - America(sm), IDEX Great Companies - Technology(sm), IDEX JANUS Growth & Income, IDEX American Century International, IDEX American Century Income & Growth, IDEX Isabelle Small Cap Value, IDEX Transamerica Convertible Securities, IDEX Transamerica Money Market, IDEX T.

                  Rowe Price Health Sciences, IDEX PIMCO Total Return, IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation, IDEX Protected Principal Stock and IDEX Aggressive Asset Allocation.

         The only business of AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is to serve as the investment adviser to each fund of IDEX Mutual Funds and each portfolio of AEGON/Transamerica Series Fund, Inc.

                                      * * *

         Janus Capital Corporation also serves as sub-adviser to certain of the mutual funds within the AEGON/Transamerica Series Fund, Inc. (formerly WRL Series Fund, Inc.) and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts. Thomas H. Bailey, Trustee, Chairman and President of Janus Investment Fund and Janus Aspen Series; Chairman, CEO, Director and President of the sub-adviser; Director of Janus Distributors, Inc.; and Chairman and Director of Idex Management, Inc., has no business, profession, vocation or employment of a substantial nature other than his positions with Idex Management, Inc. and Janus Capital Corporation. James P. Craig, Executive Vice President and Trustee of Janus Investment Fund and Janus Aspen Series; and Director, Vice Chairman, and Chief Investment Officer of Janus Capital Corporation, has no substantial business, profession, vocation or employment other than his positions with Janus Capital Corporation. Michael N. Stolper, a Director of Janus Capital Corporation, is President of Stolper & Company, 525 "B" Street, Suite 1080, San Diego, CA 92101, an investment performance consultant. Michael E. Herman, a Director of Janus Capital Corporation, is Chairman of the Finance Committee of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, MO 64112. Thomas A. McDonnell, a Director of Janus Capital Corporation, is President, Director and CEO of DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, MO 64105, a provider of data processing and recordkeeping services for various mutual funds. Landon H. Rowland is a Director of Janus Capital, and President and Chief Executive Officer of Kansas City Southern Industries, Inc. Steven R. Goodbarn is Vice President and Chief Financial Officer of Janus Investment Fund and Janus Aspen Series; Vice President of Finance, Treasurer and Chief Financial Officer of Janus Capital Corporation, Janus Service Corporation and Janus Distributors, Inc.; Director of Janus Distributors, Inc., Janus Service Corporation, and Idex Management, Inc.; and Vice President of Finance of Janus Capital International Ltd. Margie G. Hurd is Vice President and Chief Operations Officer of Janus Capital, and Director and President of Janus Service Corporation. Mark B. Whiston is Vice President and Chief Marketing Officer of Janus Capital, and Director and President of Janus Capital International, Ltd. Sandy R. Rufenacht is Executive Vice President of Janus Investment Fund and Aspen Series, and Assistant Vice President of Janus Capital. Helen Young Hayes, Scott W. Schoelzel, and Ronald V. Speaker are each a Vice President of Janus Capital Corporation, and an Executive Vice President of Janus Investment Fund and Janus Aspen Series.

                                      * * *

         Fred Alger Management, Inc. ("Alger Management"), the sub-adviser to IDEX Alger Aggressive Growth, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.

         Fred M. Alger III, serves as Chairman of the Board, serves as and Gregory S. Duch serves as Treasurer of the following companies: Alger Associates, Inc.; Alger Management; Alger, Inc.; Alger Properties, Inc., Alger Shareholder Services, Inc.; Alger Life Insurance Agency, Inc.; and Castle Convertible Fund, Inc. Fred M. Alger also serves as Chairman of the Board of Analysts Resources, Inc. ("ARI") and Chairman of the Board and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. David D. Alger also serves as Executive Vice President and Director of ARI and as President and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. Gregory S. Duch also serves as Treasurer of ARI, The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. The principal business address of each of the companies listed above, other than Alger, Inc., is 30 Montgomery Street, Jersey City NJ 07302. The principal business address of Alger, Inc. is 30 Montgomery Street, Jersey City, NJ 07302.

                                      * * *

         Jennison Associates, LLC ("Jennison"), the sub-adviser to IDEX Jennison Equity Opportunity, is a wholly-owned subsidiary of the Prudential Insurance Company of America ("Prudential"). Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

         The officers include Bradley L. Goldberg, Director and Executive Vice President; Joseph P. Ferrugio, Senior Vice President and Director; John H. Hobbs, Director, Chairmen, and Chief Executive Officer; Spiros Segalas, President, Director and Chief Investment Officer; Thomas F. Doyle (Waltham, MA), Executive Vice President and Director; Philip H.B. Moss, Executive Vice President and Director; Michael A. Del Balso, Executive Vice President, Director and Director of Research; Jonathan R. Longley (Waltham, MA), Director and Executive Vice President; Blair A. Boyer, Director and Executive Vice President; David Chan, Director and Senior Vice President; Kathleen A. McCarragher, Executive Vice President and Director; Peter H. Reinemann, Director and Senior Vice President; Jeffrey P. Siegel, Executive Vice President and Director; Cecelia M. Brancato, Senior Vice President and Director; Eric S. Philo, Senior Vice President, Director and Securities Analyst; Paul Lowenstein (Prudential Investments, Gateway Center 2, 4th Floor, 100 Mulberry Street, Newark, NJ 07102), Chief Administrative Officer, Prudential Investments; and Karen E. Kohler, Treasurer.

         The principal business address for all of the officers listed above, unless noted otherwise, is 466 Lexington Avenue, New York, NY 10017. Other business addresses are 1000 Winter Street, Waltham, MA 02111 and 15820 Glen Isle Way, Fort Myers, Florida 33912.

                                      * * *

         Luther King Capital Management Corporation, the sub-adviser to IDEX LKCM Strategic Total Return, is a registered investment adviser providing investment management services.

         Luther King Capital Management Corporation also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of the sub-adviser; Paul W. Greenwell; Robert M. Holt, Jr.; Scot C. Hollmann; David L. Dowler; Joan M. Maynard; Vincent
G. Melashenko; Brent W. Clum; James B. Orser; William M. Uhlemeyer; J. Bryan King; Gary G. Walsh; Steven R. Purvis; Michael J. Simon; Timothy E. Harris; James J. Kerrigan; Alan D. Marshall; and Barbara S. Garcia, officers of Luther King Capital Management Corporation, have no substantial business, profession, vocation or employment other than their positions with Luther King Capital Management Corporation.

                                      * * *

         Goldman Sachs Asset Management ("GSAM"), located at 32 Old Slip, New York, New York, NY 10005, serves as sub-adviser to the IDEX Goldman Sachs Growth. David B. Ford serves as Co-Head of GSAM and as Managing Director of Goldman Sachs, & Co.; John P. McNulty serves as Co-Head of GSAM and Managing Director of Goldman, Sachs & Co.

                                      * * *

         Salomon Brothers Asset Management Inc ("SaBAM"), New York, NY, 10048, serves as sub-adviser to IDEX Salomon All Cap and IDEX Salomon Investors Value. The officers are Virgil H. Cumming, Director, also serving as Managing Director and Chief Investment Officer of Salomon Smith Barney, Inc., New York, NY; Ross
S. Margolies, Heath B. McLendon and Peter J. Wilby, Managing Directors; Wendy Murdock, Executive Vice President of Solomon Smith Barney, Inc., New York, NY; Jeffrey S. Scott, Chief Compliance Officer; Peter Carman, Global Chief Investment Officer of Salomon Smith Barney Citi Asset Management; and Michael F. Rosenbaum, Chief Legal Officer, also serving as Chief Legal Officer of Salomon Brothers Asset Management Limited, London, England, and Chief Legal officer of Salomon Brothers Asset Management Asia Pacific Limited, Hong Kong; Corporate Secretary of The Travelers Investment Management Company, New York, NY; and General Counsel to Asset Management, Travelers Group Inc., New York, NY and its predecessors.

                                      * * *

         4. Robert L. Strickland, Director of T. Rowe, retired as Chairman of Lowe's Companies, Inc., a retailer of specialty T. Rowe Price Associates, Inc., ("T. Rowe") 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to IDEX T. Rowe Price Tax-Efficient, IDEX T. Rowe Price Small Cap and IDEX T. Rowe Price Health Sciences. James E. Halbkat, Jr., Director of T. Rowe, is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, SC 29925. Donald B. Hebb, Jr., Director of T. Rowe, is the Managing General Partner of ABS Capital Partners. Mr. Hebb's address is 0ne South Street, 25th Floor, Baltimore, MD 21202. Richard L. Menschel, Director of T. Rowe, is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New NY 1000 home supplies, as of January 31, 1998, and continues to serve as a Director. He is a Director of Hannaford Bros., Co., a food retailer. Mr. Stickland's address is 2000 W. First Street, Suite 604, Winston-Salem, NC 27104. Philip C. Walsh, Director of T. Rowe, is a retired mining industry executive. Mr. Walsh's address is Pleasant Valley, Peapack, NJ 07977. Anne Marie Whittemore, Director of T. Rowe, is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc., Fort James Corporation, and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, VA 23219. The remaining Officers are Edward C. Bernard, Director and Managing Director of T. Rowe; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe Price Investment Services; Director of
T. Rowe Price Services, Inc. and Vice President of TRP Distribution, Inc.; Henry
H. Hopkins, Director and Managing Director of T. Rowe; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of Price-International,
T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; James A.C. Kennedy III, Director and Managing Director of T. Rowe, President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; John H. Laporte, Jr., Director and Managing Director of T. Rowe; William T. Reynolds, Director and Managing Director of T. Rowe; Chairman of the Board of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.; James S. Riepe, Vice-Chairman of the Board, Director, and Managing Director of T. Rowe; Chairman of the Board and President of T. Rowe Price Trust Company; Chairman of the Board of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of Price-International, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; George A. Roche, Chairman of the Board, President and Managing Director of T. Rowe; Chairman of the Board of TRP Finance, Inc.; Director of Price-International, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc.; and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; Brian C. Rogers, Director and Managing Director of T. Rowe and Vice President of T. Rowe Price Trust Company; M. David Testa, Vice-Chairman of the Board, Director, Chief Investment Officer, and Managing Director of T. Rowe; Chairman of the Board of Price-International; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation; Martin G. Wade, Director and Managing Director of T. Rowe and Director, Managing Director and Non-Executive Chairman of Price International; Michael A. Goff, Managing Director of T. Rowe; Director and the President of T. Rowe Price Investment Technologies, Inc.; Charles E. Vieth, Managing Director of T. Rowe; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.; Christopher D. Alderson, Managing Director of T. Rowe and Vice President of Price International; Preston G. Athey, Managing Director of T. Rowe; Brian W. H. Berghuis, Managing Director of T. Rowe; Stephen W. Boesel, Managing Director of T. Rowe and Vice President of T. Rowe Price Trust Company; John H. Cammack, Managing Director of T. Rowe; Vice President of T. Rowe Price Investment Services, Inc. and Vice President of T. Rowe Price Trust Company; Gregory A. McCrickard, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; John R. Ford, Managing Director of T. Rowe and Chief Investment Officer and Executive Vice President of Price International; Mary J. Miller, Managing Director of T. Rowe; Charles A. Morris, Managing Director of T. Rowe; Nancy M. Morris, Managing Director of T. Rowe; Vice President of Price International; Vice President of T. Rowe Price Investment Services, Inc; Vice President of T. Rowe Price Stable Asset Management, Inc. and Director and Vice President of T. Rowe Price Trust Co.; George A. Murnaghan, Managing Director of T. Rowe; Executive Vice President of Price-International; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Maria Nalywayko, Managing Director of T. Rowe; Edmund M. Notzon III, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; Wayne D. O'Melia, Managing Director of T. Rowe; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company; Larry J. Puglia, Managing Director of T. Rowe; Vice President of
T. Rowe Price (Canada), Inc.; John R. Rockwell, Managing Director of T. Rowe; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of T. Rowe Price Investment Services, Inc.; R. Todd Ruppert, Managing Director of T. Rowe; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Robert W. Smith, Managing Director of T. Rowe; Vice President of

Price-International; William J. Stromberg, Managing Director of T. Rowe; Mark J. Vaselkiv, Managing Director of T. Rowe; Vice President of T. Rowe Price Recovery Fund Associates, Inc. and Vice President of T. Rowe Price Recovery Fund II Associates, L.L.C.; and David J. L. Warren, Managing Director of T. Rowe and Chief Executive Officer and President of Price International; Richard T. Whitney, Managing Director of T. Rowe; Vice President of Price-International and
T. Rowe Price Trust Company.

                                      * * *

         PBHG & Associates, Ltd., ("Pilgrim") 1400 Liberty Ridge Drive, Wayne PA 19087, serves as sub-adviser to IDEX PBHG Mid Cap Growth and IDEX PBHG Technology. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors; Director, Chairman and Chief Executive Officer of PBHG Value Investors, Inc.; Director and Chairman of PBHG Insurance Series Fund, Inc.; Trustee of PBHG Fund Services; and Chairman and Director of The PBGH Funds, Inc. The remaining officers are Gary L. Pilgrim, Chief Investment Officer, President and Director; Director and President of PBHG Value Investors, Inc.; Trustee of PBHG Fund Services; and President of PBHG Insurance Series Fund Inc. and The PBHG Funds, Inc.; Eric C. Schnieder, Chief Financial Officer and Treasurer of Pilgrim and PBHG Value Investors, Inc.; Chief Financial Officer of PBHG Fund Services; and Trustee and Chief Financial Officer of PBHG Fund Distributors; Amy S. Yuter, Chief Compliance Officer of Pilgrim, PBHG Fund Distributors, and PBHG Value Investors, Inc.; and Director of NSCP, an industry association; and John M. Zerr, General Counsel and Secretary of Pilgrim, PBHG Value Investors, Inc., PBHG Fund Distributors, and PBHG Fund Services; and Vice President and Secretary of PBHG Advisor Funds, Inc., The PBHG Funds, Inc. and PBHG Insurance.

         Each person and entity may be reached c/o PBHG & Associates, Ltd., at the above address.

                                      * * *

         Transamerica Investment Management, LLC., 1150 South Olive Street, Suite 2700, Los Angeles, California 90015 serves as sub-adviser to IDEX Transamerica Growth Opportunities, IDEX Transamerica Equity, IDEX Transamerica Convertible Securities, IDEX Transamerica Value Balanced, IDEX Protected Principal Stock and IDEX Transamerica Money Market. The officers are Thomas J. Cusack, Director; and Senior Vice President to Transamerica Corporation, San Francisco, CA; Richard H. Finn, Director; and Executive Vice President of Transamerica Corporation, San Francisco, CA; Edgar H. Grubb, Director; and Senior Vice President of Transamerica Corporation, San Francisco, CA; Frank C. Herringer, Director; and Chairman of the Board, President and CEO of Transamerica Corporation, San Francisco, CA; Susan R. Hughes, Vice President, CFO and Secretary; Richard N. Latzer, President and CEO; Gary U. Rolle, Executive Vice President; and Susan A. Silbert, Senior Vice President.

                                      * * *

         Great Companies, L.L.C., 8550 Ulmerton Road, Largo, Florida 33771, serves as sub-adviser to IDEX Great Companies - America(sm), IDEX Great Companies - Technology(sm), and IDEX Great Companies - Global2. John R. Kenney, Director, Chairman and Co-CEO, also serves as Director, Chairman and President of WRL Investment Management, Inc., WRL Investment Services, Inc., and WRL Series Fund, Inc.; Chairman, Trustee and Chief Executive Officer of IDEX Mutual Funds; Director of Idex Management, Inc.; Chairman and Chief Executive Officer of Western Reserve Life Assurance Co.(all of St. Petersburg,
FL); Senior Vice President of AEGON USA, Inc. (Cedar Rapids, IA); Chairman of Idex Investor Services, Inc. (St. Petersburg, FL); James Hare Huguet, Director, President and Co-CEO, also serves as Director and President of Great Companies, Inc., 300 Everett Road, Easton, CT; Alan F. Warrick, Director, also serves as Managing Director of AEGON USA (Cedar Rapids, IA) and Western Reserve Life Assurance Co. of Ohio (St. Petersburg, FL); Thomas R. Moriarty, Director, also serves as President and Chief Executive Officer of Idex Investor Services, Inc.; Director, President and Chief Executive Officer of Idex Management, Inc.; Senior Vice President, Principal Financial Officer and Treasurer of IDEX Mutual Funds; Chairman, Director, President and CEO of InterSecurities, Inc.; Vice President of AFSG Securities, Inc.; and Vice President of Western Reserve Life Assurance Co. of Ohio (all of St. Petersburg, FL); Jerome C. Vahl, Director, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio; Director of Idex Investor Services, Inc., Idex Management, Inc., WRL Investment Management, Inc. and WRL Investment Services, Inc. (all of St. Petersburg, FL); and
Gerald William Bollman, Executive Vice President, also serves as Executive Vice President of Great Companies, Inc., 300 Everett Road, Easton, CT.

                                      * * *

         Federated Investment Management Company, Federated Investment Tower, Pittsburgh, PA 15222-3779, sub-adviser to IDEX Federated Tax Exempt, is a registered investment adviser under the Investment Advisers Act of 1940.

It is a subsidiary of Federated Investors, Inc.

         The sub-adviser serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the sub-adviser and other subsidiaries of Federated Investors are approximately $170 billion. The Trustees of the sub-adviser, their position with the sub-adviser, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee (President, Chief Executive Officer and Trustee, Federated Investors, Inc.; President, Chief Executive Officer, Chief Operating Officer and Trustee, Federated Investment Management Company; President, Chief Executive Officer, Chief Operating Officer and Director, Federated Global Investment Management Corp.; President, Chief Executive Officer and Chief Operating Officer, Passport Research, Ltd.; Trustee, Federated Funds - Service GmbH [Germany], Federated International Holdings BV [The Netherlands], Federated International Management Limited [Ireland] and Federated Shareholder Services Company; Director, Federated Services Company); Thomas R. Donahue, Trustee (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investment Management Company, Federated Investors Trust Company, Federated Securities Corp., Federated Services Company, and Federated Shareholder Services Company; President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); William D. Dawson III (Trustee and Executive Vice President, Federated Global Investment Management Corp; Executive Vice President, Federated Investment Management Company, Federated Investment Counseling; Trustee, Federated Investors Trust Company; Vice President, Federated Investors, Inc.); Henry A. Frantzen, Trustee (Trustee and Executive Vice President, Federated Global Investment Management Corp.; Executive Vice President, Federated Investment Management Company and Federated Investment Counseling; Vice President, Federated Federated Investors, Inc.); J. Thomas Madden, Trustee (Trustee and Executive Vice President, Federated Global Investment Management Corp.; Executive Vice President, Federated Investment Management Company and Federated Investment Counseling; Vice President, Federated Investors, Inc.); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, DE 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

         The remaining officers of the sub-adviser are J. Christopher Donahue, President; William D. Dawson III; Henry A. Frantzen and J. Thomas Madden, Executive Vice Presidents; Stephen F. Auth, Joseph M. Balestrino, David A. Briggs, Jonathan C. Conley, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano, James E. Grefenstette, Jeffrey A. Kozemchak, Sandra
L. McInerney, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Bernard J. Picchi, Peter Vutz, Senior Vice Presidents; Todd A. Abraham, J. Scott Albrecht, Arthur J. Barry, Randall S. Bauer, G. Andrew Bonnewell, Michael W. Casey, Robert
E. Cauley, Alexandre de Bethmann, B. Anthony Delserone, Jr., Donald T. Ellenberger, Eamonn G. Folan, Kathleen M. Foody-Malus, Thomas M. Franks, Marc Halperin, John W. Harris, Patricia L. Heagy, Susan R. Hill, William R. Jamison, Constantine J. Kartsonas, Robert M. Kowit, Richard J. Lazarchic, Steve Lehman, Marian R. Marinack, Christopher Matyszewski, William May, Joseph M. Natoli, Jeffrey A. Petro, John P. Quatarolo, Keith Sabol, Ihab L. Salib, Frank Semack, Aash M. Shah, Michael W. Sirianni, Jr., Christopher Smith, Edward J. Tiedge, Timothy G. Trebilcock, Leonardo A. Vila, Paige M. Wilhelm, Richard M. Winkowski, Jr., Lori Wolf, George Wright, Vice Presidents; Catherine A. Arendas, Angela A. Auchey, Nancy J. Belz, Regina C. Clancy, James R. Crea, Jr., Karol M. Crummie, Fred B. Crutchfield, James H. Davis II, Joseph DelVecchio, Paul S. Drotch, Salvatore A. Esposito, John T. Gentry, David P. Gilmore, Nikola A. Ivanov, Carol
B. Kayworth, Nathan H. Kehm, John C. Kerber, J. Andrew Kirschler, Ted T. Lietz, Sr., Monica Lugani, Grant K. McKay, Natalie F. Metz, Thomas Mitchell, Bob Nolte, Mary Kay Pavuk, Rai Ann Rice, Roberto Sanchez-Dahl, Sr., Sarah Sathkumara, James
W. Schaub, John Sidawi, Diane R. Startari, Diane Tolby, Michael R. Tucker, Steven J. Wagner, Assistant Vice Presidents; G. Andrew Bonnewell, Secretary, and Thomas R. Donahue, Treasurer. The business address of each of the officers of the sub-adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

                                      * * *

Gabelli Funds, L.L.C., One Corporate Center, Rye, New York, serves as sub-adviser to the IDEX Gabelli Global Growth fund. Mario J. Gabelli, Chairman and Director/Trustee, also serves as Chairman, CEO, CIO and Director of Gabelli Asset Management Inc. and Gabelli Group Capital Partners, Inc.; CEO and CIO of GAMCO Investors, Inc.; Chairman and Director of Lynch Corp.; and Chairman and CEO of Lynch Interactive Corp., 401 Theodore Fremd, Rye, New York 10580; CIO of Gabelli Securities, Inc.; Director of Spinnaker Industries, Inc., 600 North Pearl Street, Dallas, TX 75201;

Director and CIO of Gabelli International II Ltd., West Bay Road, Grand Cayman, BWI; President of MJG Associates, Inc.; Chairman, Director and CIO of Gabelli International Limited; and President and CIO of Gabelli Associates Limited, P.O. Box 20063, Cayside Galleries, Harbour Drive, Grand Cayman, BWI; and CIO of Gabelli Multimedia Partners, L.P. Caesar M. P. Bryan, Managing Director and Portfolio Manager, also serves as Portfolio Manager of other funds; President and Portfolio Manager of Gabelli Gold Fund, Inc.; and Senior Vice President of GAMCO Investors, Inc. Marc J. Gabelli, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manger of GAMCO Investors, Inc.; Vice President Research of Gabelli & Company, Inc.; Director of Gabelli Group Capital Partners, Inc.; President of Gemini Capital Management Ltd., Hamilton, Bermuda; Portfolio Manager of the Gabelli Global Growth Fund; and CIO of Gabelli Global Partners, L.P. and Gabelli Global Partners, Ltd., Cayman Islands. Barbara
G. Marcin, Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc., and as Portfolio Manager of Gabelli Blue Chip Value Fund. A. Hartswell Woodson III, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manager of the Gabelli Global Convertible Securities Fund. James E. McKee, Secretary, also serves as Vice President, General Counsel and Secretary of Gabelli Asset Management, Inc., GAMCO Investors, Inc., and Gabelli Group Capital Partners, Inc.; and as Secretary of Gabelli Company, Inc., Gabelli Securities, Inc. and Gabelli Advisers, Inc. Henry G. Van der Eb, Jr., Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc. and President, CEO and Portfolio Manager of the Gabelli Mathers Fund. Robert J. Reynolds, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. Anne E. Morrissy, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. and as Executive Vice President of the Gabelli Mathers Funds.

                                      * * *

American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111, serves as sub-adviser to IDEX American Century International and IDEX American Century Income & Growth. James Evans Stowers, Jr. is Director, CEO and Stockholder; James Evans Stowers III is Director, CEO and Portfolio Manager; William McClellan Lyons is Executive Vice President and COO; Robert T. Jackson is CFO; David C. Tucker is CLO and Senior Vice President; Robert C. Puff is Executive Vice President and Portfolio Manager; Harold S. Bradley is Vice President; Paul Adam Ehrhardt is Senior Vice President; William E. Koehler is Vice President and Investment Liaison; John A. Lopez is Vice President; Mark L. Mallon is Senior Vice President & Portfolio Manager; and Randall W. Merk is Senior Vice President & Portfolio Manager.

                                      * * *

Ironwood Capital Management, L.L.C., 21 Custom House Street, Suite 240, Boston MA 02110, serves as sub-adviser to IDEX Isabelle Small Cap Value. Warren J. Isabelle is Manager & Chief Investment Officer; Richard L. Droster is Executive V.P./Director of Marketing; Donald Collins is Senior Portfolio Manager; and Gary
S. Saks is Vice President - Administration and Chief Operating Officer.

                                      * * *

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, Newport Beach CA 92660, serves as sub-adviser to IDEX PIMCO Total Return. Arnold, Tamara J. Executive Vice President, PIMCO and PIMCO Management, Inc; Asay, Michael R. Senior Vice President, PIMCO and PIMCO Management, Inc.; Baker, Brian P. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Singapore) Limited; Bass, Shannon Senior Vice President, PIMCO and PIMCO Management, Inc.; Beaumont, Stephen B. Vice President, PIMCO and PIMCO Management, Inc.; Benz, William R. II Managing Director, Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC; Bhansali, Vineer Executive Vice President, PIMCO and PIMCO Management, Inc.; Bishop, Gregory A. Senior Vice President, PIMCO and PIMCO Management, Inc.; Vice President, PIMCO Variable Insurance Trust; Borneleit, Adam Vice President, PIMCO and PIMCO Management, Inc.; Brown, Eric Vice President, PIMCO and PIMCO Management, Inc.; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc.; Brynjolfsson, John B. Executive Vice President, PIMCO and PIMCO Management, Inc. Burns, R. Wesley Managing Director, PIMCO. Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Callin, Sabrina C. Vice President, PIMCO and PIMCO Management, Inc. Clark, Marcia K. Vice President, PIMCO and PIMCO Management, Inc. Conseil, Cyrille Senior Vice President, PIMCO and PIMCO

Management, Inc. Cummings, Doug Vice President, PIMCO and PIMCO Management, Inc. Cupps, Wendy W. Executive Vice President, PIMCO and PIMCO Management, Inc. Dada, Suhail Vice President, PIMCO and PIMCO Management, Inc. Dawson, Craig Vice President, PIMCO and PIMCO Management, Inc. Dialynas, Chris Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Dorff, David J. Vice President, PIMCO and PIMCO Management, Inc. Dow, Michael G. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Dunn, Anita Vice President, PIMCO and PIMCO Management, Inc. Durn, Sandra Senior Vice President, PIMCO and PIMCO Management, Inc. Easterday, Jeri Vice President, PIMCO and PIMCO Management, Inc. El-Erian, Mohamed A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Estep, Bret W. Vice President, PIMCO and PIMCO Management, Inc. Ettl, Robert A. Executive Senior Vice President, PIMCO and PIMCO Management, Inc. Evans, Stephanie D. Vice President, PIMCO and PIMCO Management, Inc. Feingold, Andrea
S. Executive Vice President, PIMCO and PIMCO Management, Inc. Fisher, Marcellus Vice President, PIMCO and PIMCO Management, Inc. Fitzgerald, Robert M. Chief Financial Officer and Treasurer, PIMCO, PIMCO Management, Inc., Cadence Capital Management, Inc., NFJ Investment Group, NFJ Management, Inc., Parametric Portfolio Associates, Parametric Management Inc., StocksPLUS Management Inc. and PIMCO Funds Distributors LLC; Chief Financial Officer and Assistant Treasurer, Cadence Capital Management; Director, Senior Vice President and Chief Financial Officer, Oppenheimer Group, Inc.; Chief Financial Officer and Senior Vice President, PIMCO Advisors; Chief Financial Officer, PIMCO Global Advisors LLC. Fournier, Joe Vice President, PIMCO and PIMCO Management, Inc. Foulke, Steve A. Senior Vice President, PIMCO and PIMCO Management, Inc. Frisch, Ursula T. Senior Vice President, PIMCO and PIMCO Management, Inc. Garbuzov, Yuri P. Vice President, PIMCO and PIMCO Management, Inc. Gleason, G. Steven Vice President, PIMCO and PIMCO Management, Inc. Goldman, Stephen S. Vice President, PIMCO and PIMCO Management, Inc. Graber, Greg Vice President, PIMCO and PIMCO Management, Inc. Gross, William H. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Hague, John L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Hally, Gordon C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hamalainen, Pasi M. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Hardaway, John P. Senior Vice President, PIMCO and PIMCO Management, Inc.; Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Funds: Multi-Manager Series. Harris, Brent R. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee, PIMCO Advisors; Member of PIMCO Partners LLC. Hart, Phillip Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Harumi, Kazunori Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Hayes, Raymond C. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Hinman, David C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hodge, Douglas M. Executive Vice President, PIMCO and PIMCO Management, Inc. Holden, Brent L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Holloway, Dwight F., Jr. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Hudoff, Mark Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Munich) Limited. Hudson, James Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (London) Limited. Isberg, Margaret E. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust. Ivascyn, Daniel J. Vice President, PIMCO and PIMCO Management, Inc. Jacobs, Lew W. Senior Vice President, PIMCO and PIMCO Management, Inc. Kelleher III, Thomas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Keller, James M. Executive Vice President, PIMCO and PIMCO Management, Inc. Kendrick, Karen Vice President, PIMCO and PIMCO Management, Inc. Kennedy, Raymond G., Jr. Executive Vice President, PIMCO and PIMCO Management, Inc. Kido, Mashiro Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Kiesel, Mark R. Senior Vice President, PIMCO and PIMCO Management, Inc. Kirkbaumer, Steven P. Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Variable Insurance Trust. Koba, Toshio Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Lackey, W. M. Reese Vice President, PIMCO and PIMCO Management, Inc. Larsen, Henrik P. Vice President and Manager, Fund Administration, PIMCO. Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO Funds:
Multi-Manager Series. Lee, David Vice President, PIMCO and PIMCO Management, Inc. Lindgren, Peter Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global

Advisors (London) Limited. Loftus, John S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Lown, David Senior Vice President, PIMCO and PIMCO Management, Inc. Ludwig, Jeff Senior Vice President, PIMCO and PIMCO Management, Inc. Makinoda, Naoto Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Mallegol, Andre J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mariappa, Sudesh N. Executive Vice President, PIMCO and PIMCO Management, Inc. Martin, Scott W. Vice President, PIMCO and PIMCO Management, Inc. Martini, Michael E. Senior Vice President, PIMCO and PIMCO Management, Inc. Mather, Scott A. Executive Vice President, PIMCO and PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc. McCray, Mark V. Executive Vice President, PIMCO and PIMCO Management, Inc. McCulley, Paul A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. McDevitt, Joseph E. Executive Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Europe) Limited. Meiling, Dean S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Member, PIMCO Partners LLC. Metsch, Mark E. Vice President, PIMCO and PIMCO Management, Inc. Mewbourne, Curtis Senior Vice President, PIMCO and PIMCO Management, Inc. Miller, John Vice President, PIMCO and PIMCO Management, Inc. Millimet, Scott Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mitchell, Gail Vice President, PIMCO and PIMCO Management, Inc. Moll, Jonathan D. Senior Vice President, PIMCO and PIMCO Management, Inc. Monson, Kirsten S. Executive Vice President, PIMCO and PIMCO Management, Inc. Muzzy, James F. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Variable Insurance Trust; Member of PIMCO Partners LLC.; Vice President of the Trust. Nercessian, Terry Vice President, PIMCO and PIMCO Management, Inc. Norris, John Vice President, PIMCO and PIMCO Management, Inc. Nguyen, Vinh T. Controller, PIMCO; Vice President and Controller, PIMCO Advisors, Cadence Capital Management, Inc., NFJ Management, Inc., Parametric Management, Inc., StocksPLUS Management, Inc., PIMCO Funds Distributors LLC, PIMCO Management, Inc., PIMCO Global Advisors LLC. O'Connell, Gillian Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. O'Keefe, R. Ian Vice President, PIMCO and PIMCO Management, Inc. Okamura, Shigeki Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Ongaro, Douglas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Otterbein, Thomas J. Executive Vice President, PIMCO and PIMCO Management, Inc. Palghat, Kumar N. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Australia) Limited. Paulson, Bradley W. Senior Vice President, PIMCO and PIMCO Management, Inc. Perez, Keith Vice President, PIMCO and PIMCO Management, Inc. Phansalker, Mohan V. Executive Vice President, Senior Legal Officer and Assistant Secretary, PIMCO and PIMCO Management, Inc.; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Philipp, Elizabeth M. Senior Vice President, PIMCO and PIMCO Management, Inc. Pittman, David J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Podlich, William F. III Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Porterfield, Mark Vice President, PIMCO and PIMCO Management, Inc. Powers, William C. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of PIMCO Partners LLC. Rappaport, Marcy Vice President, PIMCO and PIMCO Management, Inc. Reimer, Ron Vice President, PIMCO and PIMCO Management, Inc. Reisz, Paul W. Vice President, PIMCO and PIMCO Management, Inc. Repoulis, Yiannis Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Rodgerson, Carol Vice President, PIMCO and PIMCO Management, Inc. Romano, Mark A. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Roney, Scott L. Senior Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Japan) Limited. Rosiak, Jason Vice President, PIMCO and PIMCO Management, Inc. Rowe, Cathy T. Vice President, PIMCO and PIMCO Management, Inc. Ruthen, Seth R. Senior Vice President, PIMCO and PIMCO Management, Inc. Sargent, Jeffrey M. Senior Vice President, PIMCO, PIMCO Management, Inc., and the Trust, PIMCO Funds: Multi-Manager Series, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Schmider, Ernest L. Managing Director and Secretary, PIMCO; Director, Managing Director and Secretary, PIMCO Management, Inc.; Secretary, PIMCO Partners LLC; Director and Assistant Secretary, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Advisors. Scholey, Leland T. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Schucking, Ivor Senior Vice President, PIMCO and PIMCO Management, Inc. Schulist, Stephen O. Senior Vice President, PIMCO and PIMCO Management, Inc. Scibisz, Iwona E. Vice President, PIMCO and PIMCO Management, Inc. Seliga, Denise C. Senior Vice President, PIMCO and PIMCO Management, Inc.

Sellers, Devin Vice President, PIMCO and PIMCO Management, Inc. Shaler, Tim Vice President, PIMCO and PIMCO Management, Inc. Sheehy, Erica Vice President, PIMCO and PIMCO Management, Inc. Simon, Scott Executive Vice President, PIMCO and PIMCO Management, Inc. Telish, Christine Vice President, PIMCO and PIMCO Management, Inc. Theodore, Kyle, J. Vice President, PIMCO and PIMCO Management, Inc. Thomas, Lee R. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member PIMCO Partners LLC. Thompson, William S. Jr. Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director, Managing Director and Chief Executive Officer, PIMCO Management, Inc.; Director and President, StocksPLUS Management, Inc.; Senior Vice President of PIMCO Variable Insurance Trust; Vice President of the Trust and PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee Member, PIMCO Advisors; Member, President and Chief Executive Officer of PIMCO Partners LLC. Thurston, Powell Vice President, PIMCO and PIMCO Management, Inc. Trosky, Benjamin L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Tyson, Richard E. Senior Vice President, PIMCO and PIMCO Management, Inc. Van de Zilver, Peter A. Vice President, PIMCO and PIMCO Management, Inc. Van Heel, Marc Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Vick, Dave Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Weil, Richard M. Executive Vice President and Assistant Secretary, PIMCO, PIMCO Management, Inc., Cadence Capital Management, and PIMCO Funds Distributors LLC; General Counsel and Senior Vice President, PIMCO Advisors; Secretary, Cadence Capital Management, Inc. NFJ Management, Inc., Parametric Management, Inc., NFJ Investment Group, Parametric Portfolio Associates, and StocksPLUS Management, Inc.; Vice President, PIMCO Funds:
Multi-Manager Series; Senior Vice President, General Counsel and Assistant Secretary, PIMCO Global Advisors LLC; Senior Vice President and Assistant Secretary, PIMCO Global Advisors (Japan) Limited. Willemsen, Mick Vice President, PIMCO and PIMCO Management, Inc.; Assistant Secretary, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Wilson, John Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Sydney) Limited. Wilson, Susan Senior Vice President, PIMCO and PIMCO Management, Inc. Wood, George H. Executive Vice President, PIMCO and PIMCO Management, Inc. Wyman, Charles Executive Vice President, PIMCO and PIMCO Management, Inc. Young, David Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Yu, Cheng-Yuan Vice President, PIMCO and PIMCO Management, Inc. Zhu, Changhong Senior Vice President, PIMCO and PIMCO Management, Inc.

                                      * * *

Gateway Investments Advisers, L.P., 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-advisor to Protected Principal Stock. Walter G. Sall is Chairman and Chief Executive Officer; J. Patrick Rogers is President; Harry
E. Merriken III, is Senior Vice President and Principal; Geoffrey Keenan is Cheif Operating Officer and Executive Vice President; Paul Stewart is Senior Vice President and Chief Financial Officer; David M. Squeri is General Counsel and Secretary; Gary H. Goldschmidt is Controller; and Nelson C. Bickel is Chief Information Officer and Vice President.


ITEM 27  PRINCIPAL UNDERWRITER

AFSG Securities Corporation

         (a) The Registrant has entered into an Underwriting Agreement with AFSG Securities Corporation ("AFSG"), whose address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494 to act as the principal underwriter of Fund shares.

         (b)      Directors and Officers of Principal Underwriter

        Name                 Positions and Offices with Underwriter                        Positions and Offices with Registrant
        ----                 --------------------------------------                        --------------------------------------

Larry N. Norman              Director and President                                        N/A

Anne M. Spaes                Director and Vice President                                   N/A

Lisa Wachendorf              Director, Chief Compliance Officer
                             And Vice President                                            N/A

Linda Gilmer                 Treasurer and Controller                                      N/A

Frank A. Camp                Secretary                                                     N/A

Thomas R. Moriarty           Vice President                                                Executive Vice President, Treasurer
                                                                                           And Principal Financial Officer

Michael V. Williams          Vice President                                                N/A

Robert W. Warner             Assistant Compliance Officer                                  N/A

Emily Monroe Bates           Assistant Treasurer                                           N/A

Clifton W. Flenniken III     Assistant Treasurer                                           N/A

Thomas E. Pierpan            Assistant Vice President                                      Vice President and Assistant
                             Assistant Secretary                                           Secretary

Priscilla I. Hechler         Assistant Vice President and                                  N/A
                             Assistant Secretary

Darin Smith                  Assistant Vice President and                                  N/A
                             Assistant Secretary

ITEM 28  LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

         (a) Shareholder records are maintained by the Registrant's transfer agent, Idex Investor Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.

         (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, MO 64105.

ITEM 29  MANAGEMENT SERVICES

         The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by ATFA, Alger Management, , Janus Capital, Jennison, NWQ, Luther King, GSAM, T. Rowe Price, SaBAM, Pilgrim, Transamerica, Great Companies, Federated, American Century, Ironwood and PIMCO pursuant to the Management and Investment Advisory Agreements, the Investment Counsel Agreements, the Administrative Services Agreements and the Underwriting Agreement.

ITEM 30  UNDERTAKINGS

                  Not applicable

Aegon/Transamerica Fund Advisers, Inc. has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg and State of Florida, on the 25th day of March 2002.

                                Aegon/Transamerica Fund Advisers, Inc.

                                By: /s/ John K. Carter
                                -----------------------------------
                                John K. Carter, Esq
                                Vice President, General Counsel and Secretary


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDEX Mutual Funds, has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 1st day of March, 2002.


                                       IDEX Mutual Funds

                                       By: /s/ John R. Kenney
                                          -------------------------------------
                                          John R. Kenney
                                          Chairman and Trustee


         Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 47 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:





/s/ John R. Kenney                                                    Chairman & Trustee                   March 23, 2002
---------------------------------------------------
John R. Kenney



/s/ Larry Norman                                                      Trustee                              March 23, 2002
---------------------------------------------------
Larry Norman*



/s/ Brian Scott                                                       President & Chief Executive          March 23, 2002
---------------------------------------------------                   Officer
Brian Scott*



/s/ Thomas R. Moriarty                                                Executive Vice President,            March 23, 2002
---------------------------------------------------                   Treasurer and Principal
Thomas R. Moriarty                                                    Financial Officer



/s/ Christopher G. Roetzer                                            Vice President, Assistant            March 23, 2002
---------------------------------------------------                   Accounting Officer
Christopher G. Roetzer  Treasurer and Principal



/s/ Peter R. Brown                                                    Trustee                              March 23, 2002
---------------------------------------------------
Peter R. Brown *



/s/ Daniel Calabria                                                   Trustee                              March 23, 2002
---------------------------------------------------
Daniel Calabria *




/s/ Charles C. Harris                                                 Trustee                              March 23, 2002
---------------------------------------------------
Charles C. Harris*



/s/ William W. Short, Jr.                                             Trustee                              March 23, 2002
---------------------------------------------------
William W. Short, Jr. *



Jack E. Zimmerman                                                     Trustee                              March 23, 2002
---------------------------------------------------
Jack E. Zimmerman *



/s/ Janice Case                                                       Trustee                              March 23, 2002
---------------------------------------------------
Janice Case*



/s/ Russell Kimball                                                   Trustee                              March 23, 2002
---------------------------------------------------
Russell Kimball *

/s/ Leo Hill                                                          Trustee                              March 23, 2002
---------------------------------------------------
Leo Hill

---------------------------------
*        Signed by John K. Carter
         Attorney in Fact

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               EXHIBITS FILED WITH
                       POST-EFFECTIVE AMENDMENT NO. 47 TO
                            REGISTRATION STATEMENT ON
                                    FORM N-1A


                                IDEX MUTUAL FUNDS
                            REGISTRATION NO. 33-2659

                                  EXHIBIT INDEX


EXHIBIT NUMBER             DESCRIPTION OF EXHIBIT
--------------             ----------------------
23(d)(1)(bb)               Form of Investment Advisory Agreement for IDEX Protected Principal Stock
23(d)(2)(ww)               Form of Sub-Advisory Agreement for IDEX Protected Principal Stock
23(j)                      Opinion of Counsel
23(j)(1)                   Consent of Ernst & Young LLP
23(j)(2)                   Consent of Sutherland Asbill & Brennan
23(k)                      Financial Statements - Audited for AEGON/Transamerica Fund Advisers, Inc.
23(m)(1)(2)(3)(4)          Form of Plans of Distribution for IDEX Protected Principal Stock
23(p)(21)                  Code of Ethics of Gateway Investment Advisers, L.P.